                                                               File No. 33-23166
                                                                        811-5624
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------
                                    FORM N-1A
                      REGISTRATION STATEMENT (NO. 33-23166)
                                      UNDER


                           THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 35
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 36


                                 --------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                         Harold J. Schaaff, Jr., Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
             Warren J. Olsen                        Richard W. Grant, Esquire
Morgan Stanley Asset Management Inc.            Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                  2000 One Logan Square
          New York, NY 10020                          Philadelphia, PA 19103

                                 --------------


          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
              (CHECK APPROPRIATE BOX)

          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485 / / ON ________________ PURSUANT TO PARAGRAPH (b) OF RULE 485
          / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485 /X/ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
          / /  ON _______________ PURSUANT TO PARAGRAPH (a) OF RULE 485

                               ------------------


     Registrant has elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 notice for the period ended December 31, 1996 on February 21, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A -INFORMATION REQUIRED IN A PROSPECTUS

 Form N-1A
Item Number    Location in Prospectus for the U.S. Equity Plus Portfolio
-----------    ---------------------------------------------------------

Item 1.   Cover Page -- Cover Page

Item 2.   Synopsis -- Fund Expenses (Estimated)

Item 3.   Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objective and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Prospectus Summary; Management of the Fund; Portfolio Transactions

Item 5A.  Management's Discussion of Fund Performance**

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Capital Gains Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Prospectus Summary; Cover Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8. Redemption or Repurchase -- Prospectus Summary; Redemption of Shares; Shareholder Services

Item 9.   Pending Legal Proceedings -- *


_______________________
*      Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1996 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1996: Mortgage-Backed Securities, China Growth, MicroCap and U.S. Equity Plus Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.

PART B -       INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


 Form N-1A
Item Number    Location in Statement of Additional Information for the Fixed
-----------    Income, Global Fixed Income, Municipal Bond, Mortgage-Backed
               Securities, High Yield, Money Market, Municipal Money Market,
               Small Cap Value Equity, Value Equity, Balanced, Active Country
               Allocation, Gold, Global Equity, International Equity,
               International Magnum, International Small Cap, Asian Equity,
               European Equity, Japanese Equity, Latin American, Emerging
               Markets, Emerging Markets Debt, China Growth, Equity Growth,
               Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate
               and U.S. Equity Plus Portfolios
               -----------------------------------------------------------------

Item 10.  Cover Page -- Cover Page

Item 11.  Table of Contents -- Cover Page

Item 12.  General Information and History -- *

Item 13. Investment Objective and Policies -- Investment Objectives and Policies; Investment Limitations

Item 14.  Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.  Investment Advisory and Other Services -- Management of the Fund


Item 17.  Brokerage Allocation -- *

Item 18.  Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Net Asset Value; General Information

Item 20. Tax Status -- Federal Tax Treatment of Forward Currency and Futures Contracts

Item 21.  Underwriters -- *

Item 22.  Calculation of Performance Data -- Performance Information

Item 23.  Financial Statements -- Financial Statements

_______________________
*    Omitted since the answer is negative or the Item is not applicable.

     The Prospectus for the Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity and Latin American Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Emerging Markets and Emerging Markets Debt Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on
May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the China Growth Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The prospectus for the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the U.S. Real Estate Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Technology Portfolio, included as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

     The Statement of Additional Information for the Technology Portfolio, included as part of Post-Effective no. 34 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on May 1, 1997 is hereby incorporated by reference as if set forth in full herein.

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------


                           U.S. EQUITY PLUS PORTFOLIO


                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786

                                ----------------


    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and nondiversified investment portfolios ("portfolios"). The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. The Fund currently consists of thirty portfolios representing a broad range of investment choices. This prospectus (the "Prospectus") pertains to the Class A and Class B shares of the U.S. Equity Plus Portfolio (the "Portfolio"). The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge, exchange fee or redemption fee (except that the International Small Cap Portfolio may impose a transaction fee).


    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Magnum, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, Technology, U.S. Equity Plus, U.S. Real Estate and Value Equity Portfolios;
(iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield and Municipal Bond Portfolios; (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated July , 1997, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.


  THESE SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND  EXCHANGE COMMISSION, NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION
    PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS  PROSPECTUS.        ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS JULY  , 1997.

                                 FUND EXPENSES


    The following table illustrates all expenses and fees that a shareholder of the U.S. Equity Plus Portfolio will incur:


SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Deferred Sales Load
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Redemption Fees
  Class A.....................................................................................       None
  Class B.....................................................................................       None
Exchange Fees
  Class A.....................................................................................       None
  Class B.....................................................................................       None


ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A.....................................................................................      0.35%+
  Class B.....................................................................................      0.35%+
12b-1 Fees
  Class A.....................................................................................       None
  Class B.....................................................................................      0.25%
Other Expenses
  Class A.....................................................................................      0.45%+
  Class B.....................................................................................      0.45%+
                                                                                                ---------
Total Operating Expenses (Net of Fee Waivers or Expense Reimbursements)*
  Class A.....................................................................................      0.80%+
  Class B.....................................................................................      1.05%+
                                                                                                ---------
                                                                                                ---------


--------------


*The Adviser has agreed to waive its management fees and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. Absent the fee waiver, the management fee would be 0.45%. Absent the fee waivers and/or expense reimbursements, the Portfolio's total operating expenses are expected to be 0.90%+ of the average daily net assets of the Class A shares and 1.15%+ of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Portfolio expenses, see "Management of the Fund."


 +Estimated.

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. Expenses and fees for the Portfolio are based on estimates assuming that the average daily net assets of both the Class A and Class B shares of the Portfolio will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.


    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.


                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                           -----------  -----------  -----------  -----------
  Class A................................................   $       8    $      26        *            *
  Class B................................................   $      11    $      33        *            *


------------------

* Because the Portfolio is new, the Fund has not projected expenses for the Portfolio beyond the three year period shown.


    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE PORTFOLIO IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                               PROSPECTUS SUMMARY
THE FUND


    The Fund consists of thirty portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Portfolio described in this Prospectus is as follows:


    -The U.S. EQUITY PLUS PORTFOLIO seeks long term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500 Index ("S&P 500").



    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover of this Prospectus. The investment objectives of these other portfolios are listed below.


    GLOBAL AND INTERNATIONAL EQUITY:

    -The   ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term  capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.
    -The  ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation   by
     investing primarily in equity securities of Asian issuers.
    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.
    -The  EMERGING  MARKETS PORTFOLIO  seeks  long-term capital  appreciation by investing primarily in equity securities of emerging country issuers.
    -The EUROPEAN  EQUITY  PORTFOLIO  seeks long-term  capital  appreciation  by investing primarily in equity securities of European issuers.
    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.
    -The  INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.
    -The INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $1 billion.
    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:





    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.


    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.


    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing  in  growth-oriented  equity  securities  of  medium  and   large
     capitalization companies.


    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.


    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.


    -The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by  investing primarily in equity securities of companies that, in the opinion of the Portfolio's investment adviser, are expected to benefit from their involvement in technology and technology-related industries.


    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.


    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.


    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by  investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.
    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.
    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.
    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.
    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.
    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal by investing primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.
    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

   THE CHINA GROWTH, MICROCAP AND MORTGAGE-BACKED SECURITIES PORTFOLIOS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly-owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at February 28, 1997 had approximately $176.9 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."


HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. The minimum initial investment, generally, is $500,000 for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio. The minimum initial investment amount is reduced for certain categories of investors. For additional information on how to purchase shares and minimum initial investments, see "Purchase of Shares."


HOW TO REDEEM
    Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions that cause the value of an account to remain for a continuous 60-day period below the minimum investment amount for Class A shares or for Class B shares may result in involuntary redemption or automatic conversion. For additional information on how to redeem shares and involuntary redemption or conversion, see "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."


RISK FACTORS


    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. The Portfolio will invest in equity securities which are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of the equity securities held by the Portfolio will cause the value of the Portfolio's shares to fluctuate. In addition, the Portfolio may invest in securities index futures contracts. The Portfolio may also invest in repurchase agreements, may lend its portfolio securities, and may purchase securities on a when-issued or delayed delivery basis. Each of these investment strategies involves specific risks which are described under "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVE AND POLICIES


    The Portfolio's investment objective is long-term capital appreciation by investing primarily in equity securities of issuers included in the S&P 500. The Portfolio seeks a total return that exceeds the return of the S&P 500 with price volatility similar to that of the S&P 500. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objective. Other investment policies described below are not fundamental policies and may be changed without shareholder approval. In addition to the investments and strategies described below, the Portfolio may invest in certain securities and obligations as set forth in "Additional Investment Information" below and as described under "Investment Objectives and Policies" in the Statement of Additional Information.



    The S&P 500 is a widely recognized, unmanaged index of U.S. equity market activity. The performance of the S&P 500 is based upon the aggregate performance of a selected portfolio of publicly traded common stocks which are market value weighted (shares outstanding times stock price) so that each company's influence on index performance is directly proportional to its market value. The S&P 500 includes monthly adjustments to reflect reinvestment of dividends and other distributions thereby reflecting the total return of the securities comprising the index. The S&P 500 is produced by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). "Standard & Poor's", "S&P" and "S&P 500" are trademarks of S&P and have been licensed for use by the Adviser.



    The Adviser's approach in selecting among the issuers comprising the S&P 500 is both value and growth driven. By applying its proprietary portfolio management process, the Adviser will seek to identify those securities which it believes to be undervalued and/or to have superior growth potential. In constructing the Portfolio's investment portfolio, the Adviser will apply a systematic stock screening and selection process using current and historical stock prices, earnings, cash flow, dividend yield information, consensus earnings and earnings growth forecasts, and Morgan Stanley analyst recommendations for the stocks represented in the S&P 500, as well as other economic variables. In the selection process, the Adviser seeks to produce a portfolio of stocks and portfolio weightings thereof which maximizes the expected performance of the Portfolio relative to the S&P 500 while maintaining a stable difference between the return of the Portfolio and the return of the index.



    In addition, the Portfolio may enter into securities index futures contracts that are traded on recognized securities or futures exchanges. The Portfolio may enter into such futures contracts as an efficient way to initiate an investment in a basket of securities and/or to gain equity market exposure with small cash balances. For more information, see "Additional Investment Information" below.



                       ADDITIONAL INVESTMENT INFORMATION



    CONVERTIBLE SECURITIES AND WARRANTS. The Portfolio may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets.



    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. See "Temporary Investments." The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper, bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.



    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The Portfolio may not enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's net assets are invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid.



    SECURITIES INDEX FUTURES CONTRACTS. The Portfolio may purchase and sell securities index futures contracts. A securities index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The Portfolio may enter into such futures contracts as an efficient way to initiate an investment in a basket of securities and/or to gain equity market exposure with small cash balances. Subject to applicable laws, the Portfolio may engage in transactions in securities index futures contracts which are traded on a recognized securities or futures exchange.



    Under rules adopted by the Commodity Futures Trading Commission, the Portfolio may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of the Portfolios' total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities. The Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under such contracts, in combination with any outstanding obligations with respect to options transactions (including options to purchase securities or instruments), would exceed 20% of its total assets.

    Gains and losses on futures contracts depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures contracts are
(i) imperfect correlation between the change in market value of investments held by the Portfolio and the prices of futures relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that the Portfolio will be unable to close out a futures position will be minimized by only entering into futures contracts for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing.



    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic or financial conditions make it advisable or during such periods when the Portfolio is not fully invested, the Portfolio may invest its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of governments, agencies or instrumentalities of the United States; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. banks; (c) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. issuers. The short-term and medium-term debt securities in which the Portfolio may invest will be rated investment grade by recognized rating services such as Moody's Investors Service, Inc. ("Moody's") or S&P (in the case of Moody's and S&P, meaning rated A or higher by either).


    WHEN-ISSUED  AND DELAYED  DELIVERY SECURITIES.   The  Portfolio may purchase
securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the custodian a separate account with a segregated portfolio of high-grade debt securities or equity securities or cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.


                             INVESTMENT LIMITATIONS



    The Portfolio is a diversified investment company and is therefore subject to the following fundamental limitations: as to 75% of its total assets, the Portfolio may not (a) invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies, and instrumentalities, or
(b) own more than 10% of the outstanding voting securities of any one issuer.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental investment limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares and under certain non-fundamental investment limitations that may be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information."


                             MANAGEMENT OF THE FUND


    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from the U.S. Equity Plus Portfolio an annual management fee, payable quarterly, equal to 0.45% of the average daily net assets of the Portfolio. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 0.80% of the average daily net assets of the Class A shares of the Portfolio and 1.05% of the average daily net assets of the Class B shares of the Portfolio.



    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. At February 28, 1997, the Adviser, together with its affiliated asset management companies, managed investments totalling approximately $176.9 billion, including assets under active management and assets for which the Adviser or its affiliates act as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.



    On February 5, 1997, Morgan Stanley Group Inc., the parent of the Adviser, and Dean Witter, Discover & Co. ("Dean Witter Discover") announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Presently, Dean Witter, Discover is a financial services company with three major businesses; full service brokerage, credit services and asset management. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, the Adviser will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



    PORTFOLIO MANAGERS. NARAYAN RAMACHANDRAN AND EUGENE FLOOD JR. Narayan Ramachandran joined Morgan Stanley Asset Management in 1996. He is a Principal of the Adviser and leads the quantitative equity strategies effort of the Structured Asset Management business at the Adviser. He was previously Managing Director at RogersCasey Associates, Inc. ("RogersCasey"), an investment consulting and special assets advisory firm based in Darien, Connecticut. As President of RogersCasey's investment advisory subsidiary, he was responsible for leading the special assets advisory business with $2 billion in assets under management. Prior to that, he was Director of Research for RogersCasey, with his research efforts focused on quantitative investment models. He has a B.S. in Chemical Engineering from the Indian Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. Eugene Flood joined Morgan Stanley in 1987. He is a Senior Equity Portfolio Manager of Structured Asset Management and a Principal of the Adviser. He has traded a broad spectrum of instruments including equities, fixed income, foreign exchange and commodities. Additionally, he has consulted for a variety of private sector companies and government agencies. Prior to joining the

Firm, Dr. Flood was on the faculty of Stanford University's Graduate School of Business, where he taught Finance. Dr. Flood received an A.B. in Economics from Harvard University and a Ph.D. in Economics from the Massachusetts Institute of Technology.


    ADMINISTRATOR. The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.


    Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate, Chase Global Funds Services Company ("CGFSC"). The Adviser supervises and monitors such administrative services provided by CGFSC. Their services are also subject to the supervision of the Board of Directors of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator, Distributor and other service providers. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares'
average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES


    For a Portfolio account, the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts") may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Employees of the Adviser and certain of its affiliates may purchase Class A shares subject to conditions, including a lower minimum initial investment, established by Officers of the Fund.



    If the value of a Portfolio account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder. Managed Accounts are not subject to conversion from Class A shares to Class B shares.


    Investors may also invest in the Portfolio by purchasing shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment adviser. An investor may be charged an additional service or transaction fee by that institution.


    The minimum investment levels may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates and certain trust departments, brokers, dealers, agents, financial planners, financial services firms, or investment advisers that have entered into an agreement with Morgan Stanley or its affiliates; and (ii) retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts." The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days notice to shareholders.


    The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES


    If the value of a Portfolio account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.


    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES


    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to Portfolio accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days notice to shareholders.


INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

INITIAL INVESTMENTS


1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- U.S. Equity Plus Portfolio" to:


      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798


Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The classes of shares of the Portfolio to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:


  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio name (i.e. U.S. Equity Plus Portfolio), the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)



  B. Instruct your bank to wire the specified amount to the Fund's WireConcentration Bank Account (be sure to have your bank include the portfolio name (i.e. U.S. Equity Plus Portfolio), the class selected and the account number assigned to you) as follows:



      The Chase Manhattan Bank

      One Manhattan Plaza
      New York, NY 10081-1000
      ABA #021000021
      DDA #910-2-733293
      Attn: Morgan Stanley Institutional Fund, Inc.

      Ref: (U.S. Equity Plus Portfolio, your account number, your account name)


      Please call the Fund at 1-800-548-7786 prior to wiring funds.

  C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

    The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested and, therefore, will not be earning dividends. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS


    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- U.S. Equity Plus Portfolio") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder of the Portfolio account.


OTHER PURCHASE INFORMATION

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.


    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.


    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING


    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of a portfolio and a portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging shares of portfolio A for shares of portfolio B, then exchanging shares of portfolio B for shares of portfolio C and again exchanging shares of portfolio C for shares of portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts or accounts managed or advised by the Adviser and/or any of its affiliates.


INVESTMENT IN FUNDS THROUGH A TOTAL FUNDS MANAGEMENT ("TFM") ACCOUNT


    In addition to the considerable diversification among individual securities you receive by investing in a particular portfolio, you can further reduce risk by spreading your assets among several different portfolios that each have different risk and return characteristics. TFM is an active investment management service managed by Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc. (each, a "TFM Adviser"), that allocates your investments across a combination of either Class A or Class B shares of certain of the portfolios selected to meet your long-term investment objectives as well as, in certain circumstances, your current income objectives.



    The TFM Adviser has developed investment strategies for TFM Accounts to meet the diverse financial needs of different investors. You can open a TFM Account by meeting with one of the investment professionals of a Participating Dealer who will review your situation and help you identify your long-term investment and/or current income objectives. After using TFM criteria to determine your long-term investment and/or current income objectives, you can choose one of several TFM investment strategies. Based on your chosen strategy, your initial investment will be allocated among a number of the Class A or Class B shares of the portfolios. Depending on market conditions, the TFM Adviser periodically reallocates the combination of portfolios or the percentage amounts invested in the shares of each portfolio to implement your TFM investment strategy. In addition, your TFM Account will be periodically rebalanced to maintain your TFM strategy's current asset allocation mix, if and when the performance of one or more of the Portfolios unbalances the strategy's mix. You will pay the TFM Adviser a fee for the TFM Account service that is in addition to and separate from the fees and expenses you will pay directly or indirectly as an investor in the Portfolios. See "Fund Expenses."



    From time to time, one or more of the Portfolios used for investment by the TFM Accounts may experience relatively large investments or redemptions due to the TFM Account allocations or rebalancings recommended by the TFM Adviser. These transactions will affect the portfolios since portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of TFM Account transactions on the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also serves as a TFM Adviser. In that capacity, the Adviser, representing the interests of the TFM Accounts, also is committed to minimizing the impact of TFM Account transactions on the Portfolios to the extent consistent with pursuing the investment objectives of the TFM Accounts. In addition, an affiliate of the TFM Adviser is the Distributor and is compensated on the sale, and may be compensated for distribution or shareholder services on the sale, of shares of the Portfolios. See "Purchase of Shares" and "Shareholder Services -- Exchange Features." The Adviser will monitor the impact of TFM Account transactions on the Portfolios.


                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until the payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of the Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, MA 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

       (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

       (b) Any   required   signature   guarantees   (see   "Further  Redemption
           Information" below); and

       (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by regular mail or express mail and it will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information." The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio(s) of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

BY MAIL


    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class(es) of the Portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Portfolio shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, MA 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES


    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.



    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which quotations are not readily available (including restricted securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar last quoted by any major bank.



    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.


                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.


    The Portfolio may advertise"total return" which shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.


    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.


    The Portfolio expects to distribute substantially all of its taxable net investment income in the form of annual dividends. Net realized capital gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually.


    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.


    The Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by the Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders to the extent of qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.


    Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Portfolio's shares. The Portfolio will send reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital loss, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.


    The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Application Form, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

    The sale, redemption or exchange of shares will result in taxable gain or loss to the selling, redeeming or exchanging shareholder, depending upon whether the fair market value of the sale, redemption or exchange proceeds exceed or is less than the shareholder's adjusted basis in the sold, redeemed or exchanged shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    Conversion of shares between classes are not taxable events to the shareholder.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios. The Adviser seeks the best execution of all portfolio transactions. A portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

    It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable portfolio to their clients or who act as agents in the purchase of shares of the portfolio for their clients.


    Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser, including Morgan Stanley, to effect portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. For such transactions, the commission rates and other remuneration paid to Morgan Stanley or other affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period.


                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 36 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which offer only Class A shares.


    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    Chase is the Fund's Custodian for domestic and certain foreign assets. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

   MORGAN STANLEY INSTITUTIONAL FUND, INC.

           U.S. EQUITY PLUS PORTFOLIO

           P.O. BOX 2798, BOSTON, MA 02208-2798

                           ACCOUNT REGISTRATION FORM

----------------------------------------------------------------------------------------------------------------------------------
                                 If you need assistance in filling out this form for the
      ACCOUNT INFORMATION        Morgan Stanley Institutional Fund, please contact your
      Fill in where applicable   Morgan Stanley representative or call us toll free
                                 1-800-548-7786. Please print all items except signature,
                                 and mail to the Fund at the address above.
  A)  REGISTRATION
      1. INDIVIDUAL
      2. JOINT TENANTS
         (RIGHTS OF
         SURVIVORSHIP PRESUMED
         UNLESS
         TENANCY IN COMMON
         IS INDICATED)


1.   First Name                          Initial           Last Name
                -----------------------          -------              -------------------------

2.   First Name                          Initial           Last Name
                -----------------------          -------              -------------------------

     First Name                          Initial           Last Name
                -----------------------          -------              -------------------------

----------------------------------------------------------------------------------------------------------------------------------
      3. CORPORATIONS,
         TRUSTS AND OTHERS
         Please call the Fund
         for additional documents
         that may be required to
         set up account and to
         authorize transactions.

Type of Registration:   / / INCORPORATED    / / UNINCORPORATED    / / PARTNERSHIP   / / UNIFORM GIFT/TRANSFER TO MINOR
                                                ASSOCIATION                             (ONLY ONE CUSTODIAN AND MINOR PERMITTED)

                        / / TRUST                                 / / OTHER (Specify)
                                   ------------------------                             ------------------------


----------------------------------------------------------------------------------------------------------------------------------
  B)  MAILING ADDRESS
      Please fill in
      completely, including
      telephone number(s).


/ / United States Citizen     / / Resident Alien

                   Street or P.O. Box
                                      -------------------------------------------------------
                   City                         State                   Zip
                        ----------------------        ---------------        ----------------

                   Home Telephone No.                   Business Telephone No.
                                     -----------------                         --------------

/ / Non-Resident Alien:

Permanent Address (Where you reside permanently for tax purposes)

                   Street Address
                                  -----------------------------------------------------------
                   City                               Country
                        ----------------------------          -------------------------------
                   Postal Code
                                -----------------------
                   Home Telephone No.              Business Telephone No.
                                     -------------                        -------------------

Current Mailing Address (If different from Permanent Address)

                   Street Address
                                  -----------------------------------------------------------
                   City                               Country
                        ----------------------------          -------------------------------
                   Postal Code
                                -----------------------
                   Home Telephone No.              Business Telephone No.
                                     -------------                        -------------------

----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                   Enter your Taxpayer Identification Number. For most individual
      IDENTIFICATION             taxpayers, this is your Social Security Number.
      NUMBER

      1. INDIVIDUAL

      2. JOINT TENANTS
         (RIGHTS OF
         SURVIVORSHIP PRESUMED
         UNLESS
         TENANCY IN COMMON
         IS INDICATED)

      For Custodian account      1.         TAXPAYER                 SOCIAL SECURITY NUMBER
      of a minor (Uniform            IDENTIFICATION NUMBER                  ("SSN")
      Gifts/Transfers to Minor              ("TIN")
      Acts), give the Social
      Security Number of           -------------------------        -----------------------------
      the minor                  2.           TIN            OR               SSN

                                   -------------------------        -----------------------------

                                              TIN            OR               SSN

                                   -------------------------        -----------------------------

                                 IMPORTANT TAX INFORMATION
                                 You (as a payee) are required by law to provide us (as  payer)
                                 with  your  correct TIN(s)  or  SSN(s). Accounts  that  have a missing or  incorrect  TIN(s) or  SSN(s)  will be  subject  to backup  withholding at a 31%  rate on dividends, distributions and other  payments. If  you have  not provided  us with  your correct  TIN(s) or SSN(s), you may be subject to a $50 penalty imposed by the Internal Revenue Service.
                                 Backup withholding is not an additional tax; the tax liability of persons subject  to backup withholding  will be reduced  by the  amount  of tax  withheld.  If withholding  results  in an
                                 overpayment   of   taxes,   a   refund   may   be    obtained.
                                 You may be notified that you are subject to backup withholding under  Section  3406(a)(1)(C)  of  the  Internal  Revenue Code
                                 because you have  underreported interest or  dividends or  you were  required to,  but failed to,  file a  return which would have included a reportable interest or dividend payment.

----------------------------------------------------------------------------------------------------------------------------------
  D)  PORTFOLIO AND              For Purchase of the following
      CLASS SECTION              Portfolio(s):                   / / Class A Shares
      (Class A shares minimum    U.S. Equity Plus Portfolio      $ / / Class B Shares $
      $500,000 for each                                          Total Initial Investment
      Portfolio and Class B                                      $
      shares minimum $100,000
      for the Global Equity,
      International Equity,
      Asian Equity, European
      Equity, Japanese Equity
      and Latin American Equity
      Portfolios). Please
      indicate Portfolio, class
      and amount.


----------------------------------------------------------------------------------------------------------------------------------
  E)  METHOD OF
      INVESTMENT
      Please indicate
      portfolio, manner of
      payment.


Payment by:

/ / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND,
INC.--PORTFOLIO NAME)


/ / Exchange $                    From
              ------------------       ---------------------------------              --------------------------------  -----------
                                              Name of Portfolio                                    Account No.

/ / Account previously established by:  / / Phone exchange  / / Wire on
                                                                         -----------  --------------------------------  -----------
                                                                            Date                    Account No.             (Check
                                                                                      (Previously assigned by the Fund)     Digit)


----------------------------------------------------------------------------------------------------------------------------------
  F)  DISTRIBUTION               Income dividends and capital gains distributions (if any) to
      OPTION                     be reinvested in additional shares unless either box below is checked.

                                 / / Income dividends to be paid in cash, capital gains
                                 distributions (if any) in shares.

                                 / / Income dividends and capital gains distributions (if
                                 any) to be paid in cash.


  G)  TELEPHONE                       / / I/we hereby authorize the Fund and
      REDEMPTION                      its agents to honor any telephone
      AND EXCHANGE                    requests to wire redemption proceeds to
      OPTION                          the commercial bank indicated at right
      Please select at time of        and/or mail redemption proceeds to the
      initial application if you      name and address in which my/our fund
      wish to redeem or exchange      account is registered if such requests
      shares by telephone. A          are believed to be authentic.
      SIGNATURE GUARANTEE IS          The Fund and the Fund's Transfer Agent
      REQUIRED IF BANK ACCOUNT IS     will employ reasonable procedures to
      NOT REGISTERED IDENTICALLY TO   confirm that instructions communicated
      YOUR FUND ACCOUNT.              by telephone are genuine. These
      TELEPHONE REQUESTS FOR          procedures include requiring the
      REDEMPTIONS OR EXCHANGE WILL    investor to provide certain personal
      NOT BE HONORED UNLESS THE BOX   identification information at the time
      IS CHECKED.                     an account is opened and prior to
                                      effecting each transaction requested by
                                      telephone. In addition, all telephone
                                      transaction requests will be recorded
                                      and investors may be required to provide
                                      additional telecopied written
                                      instructions of transaction requests.
                                      Neither the Fund nor the Transfer Agent
                                      will be responsible for any loss,
                                      liability, cost or expense for following
                                      instructions received by telephone that
                                      it reasonably believes to be genuine.

------------------------------------------        ------------------------------
Name of COMMERCIAL Bank (Not Savings Bank)        Bank Account No.

                                                  ------------------------------
                                                  Bank  ABA  No.

          -------------------------------------------------------------------------
                         Name(s) in which your Bank Account is Established

          -------------------------------------------------------------------------
                                       Bank's Street Address

          -------------------------------------------------------------------------
          City                           State                                Zip




----------------------------------------------------------------------------------------------------------------------------------
  H)  INTERESTED PARTY
      OPTION                                      --------------------------------------------------------------------
      In addition to the                                                      Name
      account statement sent to
      my/our registered
      address, I/we hereby                        --------------------------------------------------------------------
      authorize the Fund to
      mail duplicate statements                   --------------------------------------------------------------------
      to the name and address                                                Address
      provided at right.
                                                  --------------------------------------------------------------------
                                                   City                       State                          Zip Code

----------------------------------------------------------------------------------------------------------------------------------
  I)  DEALER
      INFORMATION

      Representative Name                         Representative No.                     Branch No.
                          ----------------------                      ---------------                 ----------------


----------------------------------------------------------------------------------------------------------------------------------
  J)  SIGNATURE OF
      ALL HOLDERS
      AND TAXPAYER
      CERTIFICATION
      Sign Here,

The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.

  BY SIGNING THIS  APPLICATION, I/WE HEREBY  CERTIFY UNDER PENALTIES  OF
PERJURY THAT THE INFORMATION ON THIS APPLICATION IS COMPLETE AND CORRECT
AND  THAT  AS REQUIRED  BY FEDERAL  LAW  (PLEASE CHECK  APPLICABLE BOXES
BELOW):

/ / U.S. CITIZEN(S)/TAXPAYER(S):

       / / I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ABOVE ON THIS  FORM
           IS/ARE  THE CORRECT  SSN(S) OR  TIN(S) AND  (2) I/WE  ARE NOT
           SUBJECT TO ANY BACKUP WITHHOLDING EITHER BECAUSE (A) I/WE ARE
           EXEMPT FROM  BACKUP  WITHHOLDING;  (B)  I/WE  HAVE  NOT  BEEN
           NOTIFIED  BY THE  INTERNAL REVENUE SERVICE  ("IRS") THAT I/WE
           ARE SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO
           REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE IRS HAS NOTIFIED
           ME/US  THAT  I  AM/WE  ARE   NO  LONGER  SUBJECT  TO   BACKUP
           WITHHOLDING.

       /  / IF  NO TIN(S) OR  SSN(S) HAS/HAVE BEEN  PROVIDED ABOVE, I/WE
           HAVE APPLIED, OR INTEND  TO APPLY, TO THE  IRS OR THE  SOCIAL
           SECURITY   ADMINISTRATION  FOR  A  TIN  OR  A  SSN  AND  I/WE
           UNDERSTAND THAT IF I/WE DO NOT PROVIDE EITHER NUMBER TO CHASE
           GLOBAL FUNDS SERVICES COMPANY ("CGFSC") WITHIN 60 DAYS OF THE
           DATE OF THIS APPLICATION  OR IF I/WE  FAIL TO FURNISH  MY/OUR
           CORRECT  SSN(S) OR TIN(S),  I/WE MAY BE  SUBJECT TO A PENALTY
           AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND  REDEMPTION
           PROCEEDS. (PLEASE PROVIDE EITHER NUMBER ON IRS FORM W-9). YOU
           MAY REQUEST SUCH FORM BY CALLING CGFSC AT 800-282-4404.

/ / NON-U.S. CITIZEN(S)/TAXPAYER(S)
  UNDER  PENALTIES  OF  PERJURY, I/WE  CERTIFY  THAT I/WE  ARE  NOT U.S.
CITIZENS OR RESIDENTS AND I/WE ARE EXEMPT FOREIGN PERSONS AS DEFINED  BY
THE INTERNAL REVENUE SERVICE.

THE  INTERNAL  REVENUE  SERVICE DOES  NOT  REQUIRE YOUR  CONSENT  TO ANY
PROVISION OF THIS  DOCUMENT OTHER  THAN THE  CERTIFICATIONS REQUIRED  TO
AVOID BACKUP WITHHOLDING.



(X)                                                    (X)
-----------------------------------------------      -------------------------------------------------------
Signature                               Date         Signature (if joint account, both must sign)     Date

----------------------------------------------------------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS


                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Prospectus Summary................................    4
Investment Objective and Policies.................    7
Additional Investment Information.................    7
Investment Limitations............................    9
Management of the Fund............................   10
Purchase of Shares................................   11
Redemption of Shares..............................   16
Shareholder Services..............................   18
Valuation of Shares...............................   19
Performance Information...........................   20
Dividends and Capital Gains Distributions.........   20
Taxes.............................................   20
Portfolio Transactions............................   22
General Information...............................   22
Account Registration Form



                           U.S. EQUITY PLUS PORTFOLIO


                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  INCORPORATED

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION


     Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of twenty-nine Portfolios offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Each Portfolio, except the Money Market, Municipal Money Market, International Small Cap and China Growth Portfolios, offers two classes of shares, the Class A shares and the Class B shares (each, a "Multiclass Portfolio"). The Class A shares and the Class B shares currently offered by each Multiclass Portfolio have different minimum investment requirements and fund expenses. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee (except that the International Small Cap Portfolio may impose a transaction fee). This Statement of Additional Information addresses information of the Fund applicable to all of the Fund's Portfolios, except the Technology Portfolio.

     This Statement is not a prospectus but should be read in conjunction with the several prospectuses of the Fund's Portfolios (the "Prospectuses"). To obtain any of the Prospectuses, please call the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . .     2
Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
General Regulated Investment Company Qualifications  . . . . . . . . . . .    25
General Tax Treatment of Qualifying RICs and Shareholders. . . . . . . . .    26
Special Tax Considerations Relating to Municipal Bond and
  Municipal Money Market Portfolios  . . . . . . . . . . . . . . . . . . .    28
Special Tax Considerations Relating to Foreign Investments . . . . . . . .    30
Taxes and Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . .    30
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . .    33
Determining Maturities of Certain Instruments. . . . . . . . . . . . . . .    35
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .    35
Net Asset Value for Money Market Portfolios. . . . . . . . . . . . . . . .    51
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . .    51
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .    59
Description of Ratings . . . . . . . . . . . . . . . . . . . . . . . . . .    61
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    63


STATEMENT OF ADDITIONAL INFORMATION DATED May 1, 1997 as amended July  , 1997

     Prospectus for the U.S. Equity Plus Portfolio dated July  , 1997

     Prospectus for the International Magnum Portfolio, dated May 1, 1997

     Prospectus for the U.S. Real Estate Portfolio, dated May 1, 1997

     Prospectus for the Fixed Income Portfolio, Municipal Bond Portfolio, Mortgage-Backed Securities Portfolio, Money Market Portfolio and Municipal Money Market Portfolio, dated May 1, 1997

     Prospectus for the Equity Growth Portfolio, Emerging Growth Portfolio, MicroCap Portfolio and Aggressive Equity Portfolio, dated May 1, 1997

     Prospectus for the Small Cap Value Equity Portfolio, Value Equity Portfolio, Balanced Portfolio, Global Fixed Income Portfolio and High Yield Portfolio, dated May 1, 1997

     Prospectus for the Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio, Asian Equity Portfolio, European Equity Portfolio, Japanese Equity Portfolio and Latin American Portfolio, dated May 1, 1997

     Prospectus for the Emerging Markets Portfolio and Emerging Markets Debt Portfolio, dated May 1, 1997

     Prospectus for the Active Country Allocation Portfolio, dated May 1, 1997

     Prospectus for the Gold Portfolio, dated May 1, 1997

     Prospectus for the China Growth Portfolio, dated May 1, 1995.

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies set forth in the Fund's Prospectuses:

BRADY BONDS.

     The Emerging Markets Debt Portfolio may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolio may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Portfolio will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

     Brady Plan debt restructuring totalling approximately $73 billion have been implemented to date in Argentina, Bulgaria, Costa Rica, Ecuador, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil and Poland have announced plans to issue Brady Bonds aggregating approximately $52 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

CURRENCY SWAPS

The China Growth Portfolio may enter into currency swaps for hedging purposes and non-hedging purposes. Inasmuch as swaps are entered into for good faith hedging purposes and are offset by a segregated account as described below, the Portfolio believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. An amount of cash or liquid securities having an aggregate net asset value at least equal to the gross payments which the Portfolio is obligated to make under the currency swap will be maintained in a segregated account by the Fund's Custodian. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by Morgan Stanley Asset Management Inc. ("MSAM" or the "Adviser"). If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.


EMERGING COUNTRY EQUITY AND DEBT SECURITIES

GENERAL.  Each of the Active Country Allocation, Latin American,
International Magnum, Active Country Allocation, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Emerging Markets and Emerging Markets Debt Portfolios' definition of emerging country equity or debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The
Adviser believes, however, that investment in such companies will be appropriate because the Portfolio will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Portfolio may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Portfolio's definition of an emerging country equity or debt security and so long as the Adviser believes at the time of investment that the value of the company's securities principally reflects conditions in such emerging country.

     The Emerging Markets Debt Portfolio is subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years. The value of debt securities held by the Portfolio generally will vary inversely to changes in prevailing interest rates. The Portfolio's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Portfolio's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

     Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may be unable or unwilling to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the
political climate in the relevant country.   In addition, no assurance can be
given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

EQUITY-LINKED SECURITIES

     The Aggressive Equity Portfolio may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

     The following are three examples of equity-linked securities. The Portfolio may invest in the securities described below or other similar equity-linked securities.

     PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Portfolio, that seek current income find PERCS attractive because
PERCS provide a higher dividend income than that paid with respect to a company's common stock.

     ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Portfolio, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

     LYONs. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors like the Portfolio when it appears that they will increase in value due to the rise in value of the underlying common stock.

FOREIGN CURRENCY FORWARD CONTRACTS

     The U.S. dollar value of the assets of the Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, International Magnum, Global Fixed Income, Active Country Allocation, China Growth, Emerging Markets, Emerging Markets Debt and Gold Portfolios and, to the extent they invest in securities denominated in foreign currencies, the assets of the Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, Small Cap Value Equity, Value Equity, Balanced, Fixed Income and High Yield Portfolios may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Gold Portfolio may also enter into precious metals forward contracts. See "Precious Metals Forward and Futures Contracts and Options on Futures Contracts" below.

     The Portfolios may enter into foreign currency forward contracts in several circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when any of these Portfolios anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios intend to enter into such forward contracts to protect the value of portfolio securities on a continuous basis. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Portfolio to deliver an amount of foreign currency in excess of the value of such Portfolio's securities or other assets denominated in that currency.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Portfolio will thereby be served. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Fund's Custodian will place cash or liquid securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of such Portfolio's commitments with respect to such contracts.

     The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase. For a discussion of the special risks associated with foreign currency transactions, see "Risks Associated with Foreign Currency Transactions," below in this SAI.

RISKS ASSOCIATED WITH FOREIGN CURRENCY TRANSACTIONS

     Transactions in foreign currency forward contracts, foreign currency futures contracts and options thereon, and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolios permitted to engage in such hedging transactions. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

     Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which a Portfolio's trading systems will be based may not be as complete as the comparable data on which such Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing a Portfolio from responding to such events in a timely manner.

     Settlement of over-the-counter ("OTC") forward contracts or the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

     Unlike currency futures contracts and exchange-traded options, OTC options on foreign currencies and foreign currency forward contracts are not traded on contract markets or national securities exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or the Securities and Exchange Commission (the "Commission"), respectively. In an OTC trading environment, many of the protections associated with transactions on exchanges will not be available.

     For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which a Portfolio is a party.

     In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with such Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts, and a Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit a Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

     Furthermore, OTC transactions are not backed by the guarantee of an exchange's clearing corporation. A Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting a Portfolio's ability to enter into desired hedging transactions. A Portfolio will enter into OTC transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     OTC options on foreign currencies are within the exclusive regulatory jurisdiction of the CFTC. The CFTC currently permits the trading of such options, but only subject to a number of conditions regarding the commercial purpose of the purchaser of such options. The Portfolios are not able to determine at this time whether or to what extent the CFTC may impose additional restrictions on the trading of over-the-counter options on foreign currencies at some point in the future, or the effect that any restrictions may have on the hedging strategies to be implemented by the Portfolios. Forward contracts and currency swaps are not presently subject to regulation by the CFTC, although the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, a Portfolio's ability to utilize forward contracts and currency swaps in the manner set forth above and in the applicable Prospectus could be restricted.

     Options on foreign currencies traded on a national securities exchange are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency options positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

FOREIGN INVESTMENTS

     The Active Country Allocation, International Equity, International Fixed Income, Global Equity, Global Fixed Income, Asian Equity, European Equity, Japanese Equity, International Small Cap, Latin American and China Growth Portfolios will invest, and the Emerging Growth, Emerging Markets, Emerging Markets Debt, Value Equity, Equity Growth, MicroCap, Balanced, Small Cap
Value Equity, International Magnum, Fixed Income, High Yield, Aggressive
Equity and Gold Portfolios may invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in U.S. issuers. For a description of the effect on the Portfolios of currency exchange rate fluctuation, see "Foreign Currency Forward Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of a Portfolio's net asset value at the time of purchase.

     Although the Portfolios will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the International Equity, Global Equity, European Equity, Japanese Equity, Asian Equity, Global Fixed Income, International Fixed Income, International Magnum, International Small Cap, Latin American and China Growth Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, because each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

FUTURES CONTRACTS

     The Equity Growth, U.S. Equity Plus, Aggressive Equity, Value Equity, Balanced, Small Cap Value Equity, Active Country Allocation, Gold, Latin American, U.S. Real Estate, Emerging Markets, Emerging Markets Debt, International Magnum, Fixed Income and China Growth Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and reducing transaction costs. The Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Active Country Allocation, Municipal Bond, Mortgage-Backed Securities, Global Fixed Income, Equity Growth, Aggressive Equity, Gold, Latin American, U.S. Real Estate, Emerging Markets, Emerging Markets Debt, International Magnum and China Growth Portfolios may also enter into futures contracts for hedging purposes. No Portfolio will enter into futures contracts or options thereon for speculative purposes. The Gold Portfolio may also enter into futures contracts and options thereon on precious metals. See "Precious Metals Forward and Futures Contracts and Options" below. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC.


     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures contracts on securities indices or other indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular futures contract reflect changes in the level of the index on which the futures contract is based.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on their margin deposits. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

     The Portfolios may purchase and write call and put options on futures contracts which are traded on a U.S. Exchange (and in the case of the Active Country Allocation, Emerging Markets, Emerging Markets Debt, International Magnum, U.S. Real Estate, China Growth and Latin American Portfolios, on any recognized securities or futures exchange to the extent permitted by the
CFTC) and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The Portfolios will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Portfolios intend to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Portfolios require that all futures transactions constitute bona fide hedging transactions except that a Portfolio may engage in futures transactions that do not constitute bona fide hedging to the extent that not more than 5% of the liquidation value of a Portfolio's total assets are required as margin deposits or premiums for such transactions. The Portfolios will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolios upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Portfolios will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Portfolios, except the Fixed Income and Global Fixed Income Portfolios, will enter into futures contracts to the extent that its outstanding obligations to purchase securities under futures contracts and options on futures contracts (and in the case of the Active Country Allocation, Equity Growth, Gold, Latin American and China Growth Portfolios, under options, futures contracts and options on futures contracts) would exceed 20% of its respective total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contracts at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments to maintain their required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

     The Portfolios will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market except that the Equity Growth, Aggressive Equity, U.S. Real Estate, Technology and Active Country Allocation Portfolios may enter into over-the-counter futures transactions to the extent permitted by applicable law.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolios engage in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolios are subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Portfolios does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. For a discussion of the special risks associated with foreign currency transactions, see "Risks Associated with Foreign Currency Transactions" in this SAI.

LOAN PARTICIPATIONS AND ASSIGNMENTS.

     The Emerging Markets and Emerging Markets Debt Portfolio may also invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically will result in the Portfolio having a contractual relationship only with the Lender and not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

     When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain sovereign debt obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Portfolio may acquire an interest in a loan is through a Participation and not an Assignment. The Portfolio may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

     The investment objective of the Active Country Allocation Portfolio and the International Magnum Portfolio is to provide long-term capital appreciation. The Active Country Allocation Portfolio seeks to achieve its objective by investing in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices, in accordance with country weightings determined by the Adviser. The Adviser utilizes a top-down approach in selecting investments for the Active Country Allocation Portfolio that emphasizes country selection and weighing rather than individual stock selection. The Active Country Allocation Portfolio invests, INTER ALIA, in industrialized countries throughout the world that comprise the Morgan
Stanley Capital International EAFE (Europe, Australia and the Far East) Index (the "EAFE Index"). The International Magnum Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries (defined below). After establishing regional allocation strategies, the Adviser then selects equity securities among issuers of a region. The International Magnum Portfolio invests in countries comprising the EAFE Index (each an "EAFE country").

     The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan
Stanley Capital International Indices.   The EAFE Index is based on the share
prices of 1,066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia.

MORTGAGE-BACKED SECURITIES

     Mortgage-Backed Securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities include collateralized mortgage obligations, pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. They are backed by Mortgage Pass-Through Securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes or "tranches." The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways.

     CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

     In a CMO, a series of bonds or certificates are issued in multiple classes. Each tranche may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on Mortgage-Backed Securities with similar average lives. Because of the uncertainty of the cash flows on these tranches, the market prices of and yields on these tranches are more volatile.

     Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities in which the Mortgage-Backed Securities Portfolio may invest include pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities. Mortgage pass-through securities issued or guaranteed by private sector originators of or investors in mortgage loans and are structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more types of credit enhancement described below. Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") obligations are not backed by the full faith and credit of the U.S. government as Government National Mortgage Association ("GNMA" or "Ginnie Mae") certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and FNMA also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold Pcs) which also guarantee timely payment of monthly principal reductions. REFCORP obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury. Obligations issued by such U.S. governmental agencies and instrumentalities are described more fully below.

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     Each Ginnie Mae Certificate will represent a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodical changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

     FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. government.

     Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

     Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.
The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     CREDIT ENHANCEMENT. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches. The Mortgage-Backed Securities Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Portfolio pays for a security.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

MUNICIPAL BONDS

     Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Municipal Bond Portfolio and the Municipal Money Market Portfolio may also invest in tax-exempt industrial development bonds, short-term municipal obligations, project notes, demand notes and tax-exempt commercial paper in accordance with the Portfolio's investment objectives and policies.

     Industrial revenue bonds (i.e., private activity bonds) in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but allow any holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the notes plus accrued interest upon a specific number of days notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Municipal Money Market Portfolio will invest are payable on not more than one year's notice.

     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the Municipal Bonds. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Municipal Bond Portfolio and the Municipal Money Market Portfolio.

     Municipal Bonds are sometimes purchased on a "when issued" basis meaning the buyer has committed to purchasing certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of either the Municipal Bond Portfolio or the Municipal Money Market Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption (to the extent such an exemption applies, which may not apply in all cases) for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of either of the Municipal Bond Portfolio or the Municipal Money Market Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate the Portfolio's investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

OPTIONS TRANSACTIONS

GENERAL INFORMATION. As stated in the applicable Prospectus, the Active Country Allocation, Emerging Markets, Emerging Markets Debt, Equity Growth, Aggressive Equity, Global Fixed Income, Gold, Small Cap Value Equity, Value Equity, Balanced, Latin American, U.S. Real Estate, International Magnum, Fixed Income and China Growth Portfolios may purchase and sell options on portfolio securities and the Fixed Income, Global Fixed Income, China Growth and Latin American Portfolios also may purchase and sell options on securities indices. Additional information with respect to option transactions is set forth below. Call and put options on equity securities are listed on various U.S. and foreign securities exchanges ("listed options") and are written in over-the-counter transactions ("OTC Options").

     Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation, such as Options Clearing Corporation ("OCC") in the United States. Ownership of a listed call option gives the fund the right to buy from the clearing corporation or exchange, the underlying security covered by the option at the state exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of the current market price. Ownership of listed put option would give the Portfolio the right to sell the underlying security or currency to the clearing corporation or exchange at the state exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security from the clearing corporation or exchange at the exercise price.

     OTC options are purchased from or sold (written) to dealers of financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transactions dealer, without the intermediation of a third party such as a clearing corporation or exchange. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

COVERED CALL WRITING. Each of the Portfolios may write (i.e., sell) covered call options on portfolio securities. By doing so, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities and the premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The size of premiums will fluctuate with varying market conditions.

COVERED PUT WRITING. Each of the Portfolios may write covered put options on portfolio securities. By doing so, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash or other liquid securities equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

     Each of the Portfolios may write put options to receive the premiums paid by purchasers; when the Adviser (and also the Sub-Adviser with respect to the Gold Portfolio) wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and to close out long put option positions.

PURCHASE OF PUT AND CALL OPTIONS. Each of the Portfolios may purchase listed or OTC put or call options on its portfolio securities in amounts exceeding no more than 5% of its total assets. When the Portfolio purchases a call option it acquires the right to purchase a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

     The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

     The amount the Portfolio pays to purchase an option is called a "premium", and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security must change and the change must be sufficient to cover the premium and commissions paid. A price change in the security underlying the option does not assure a profit since prices in the options market may not always reflect such a change.

OPTIONS ON SECURITIES INDICES.   The China Growth and Latin American Portfolios
may purchase and write put and call options on securities indices and enter into related closing transactions in order to hedge against the risk of market price fluctuations or to increase income to the Portfolio.

     Call and put options on indices are similar to options on securities except that, rather than the right to purchase or sell particular securities at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally (or in a particular industry or segment of the market) rather than the price movements in individual securities.

     All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

     The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

OPTIONS ON CURRENCIES. The Fixed Income, Global Fixed Income, China Growth, Emerging Markets Debt, International Magnum and Latin American
Portfolios may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolio's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with the Fund's Custodian consisting of cash or liquid securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

RISK FACTORS IN OPTIONS TRANSACTIONS. The use of options also involves additional risks. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Portfolio because the maximum amount of risk is the premium paid for the option. The writing of a call option generates a premium which may partially offset a decline in the value of a Portfolio's portfolio assets. By writing a call option, the Portfolio becomes obligated to sell the underlying instrument, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but the Portfolio becomes obligated to purchase the underlying instrument, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options may exceed the amount of the premium received.

     The effective use of options strategies is dependent, among other things, on a Portfolio's ability to terminate options positions at a time when the portfolio manager deems it desirable to do so. Although a Portfolio will enter into options positions only if the portfolio manager believes that a liquid secondary market exists for such options, there is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

     A Portfolio's purchase or sale of put or call options will be based upon predictions as to anticipated market trends and/or interest rate movements by the portfolio manager, which could prove to be inaccurate. Even if the expectations of the portfolio manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Portfolio's portfolio securities.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both, in the case of a written put option, will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by depositing liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Portfolio investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An options position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might be possible to effect a closing transaction in particular options with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (1) there may be insufficient trading interest in certain options, (2) restrictions may be imposed by an exchange on opening transactions or closing transactions, or both, (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (4) unusual or unforeseen circumstances may interrupt normal operation on an exchange, (5) the facilities of an exchange or OCC may not at all times be adequate to handle current trading volume, or (6) one or more exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The Portfolios may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, the Portfolios will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolios may purchase call options to hedge against an increase in the price of securities that the Portfolios anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless.

     Options may also be traded OTC ("OTC Options"). In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The Portfolios may purchase or write OTC Options deemed creditworthy by the Adviser. OTC Options are illiquid and it may not be possible for the Portfolios to dispose of such options they have purchased or terminate their obligations under an option they have written at a time when the Adviser and portfolio manager believe it would be advantageous to do so. Accordingly, OTC Options are subject to the Portfolios' limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC Option, the Portfolios could experience a loss of all or part of the value of the option.

     For a discussion regarding the special risks of foreign currency options, see "Risks Associated with Foreign Currency Transactions," in this SAI.

PORTFOLIO TURNOVER

     The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Portfolio's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the Portfolio deems it appropriate to purchase or sell securities for the Portfolio. However, the U.S. federal tax requirement that the Portfolio derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Portfolio's ability to dispose of its securities. See "Taxes."

PRECIOUS METALS FORWARD AND FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     The Gold Portfolio may enter into futures contacts on precious metals ("precious metals futures") as a hedge against changes in the prices of precious metals held or intended to be acquired by the Portfolio, but not for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of a precious metal which the Portfolio intends to acquire ("anticipatory hedge") or sales of futures contracts as an offset against the effect of anticipated declines in the price of precious metal which the Portfolio owns ("hedge against an existing position").

     The Portfolio will enter into precious metals forward contracts which are similar to precious metals futures contracts, in that they provide for the purchase or sale of precious metals at an agreed price with delivery to take place at an agreed future time. However, unlike futures contracts, forward contracts are negotiated contracts which are primarily used in the dealer market. Unlike the futures contract market, which is regulated by the CFTC and by the regulations of the commodity exchanges, the forward contract market is unregulated. The Portfolio will use forward contracts for the same hedging purposes as those applicable to futures contracts, as described above. When the Portfolio enters into a forward contract it will establish with the custodian a segregated account consisting of cash, liquid assets or bullion equal to the market value of the forward contract purchased.

     Precious metals futures and forward contract prices can be volatile and are influenced principally by changes in spot market prices, which in turn are affected by a variety of political and economic factors. In addition, expectations of changing market conditions may at times influence the prices of such futures and forward contracts, and changes in the cost of holding physical precious metals, including storage, insurance and interest expense, will also affect the relationship between spot and futures or forward prices. While the correlation between changes in prices of futures and forward contracts and prices of the precious metals being hedged by such contracts has historically been very strong, the correlation may at times be imperfect and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected precious metals price trends. To the extent that interest rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on a futures transaction not offset by an increase in the value of portfolio securities. Moreover there is a possibility of a lack of a liquid secondary market for closing out a futures position or futures option. The success of any hedging technique depends upon the Adviser's and Sub-Adviser's accuracy in predicting the direction of a market. If these predictions are incorrect, the Portfolio may realize a loss.

     The Portfolio may also purchase (buy) and write (sell) covered call or put options on precious metals futures contracts. Such options would be purchased solely for hedging purposes similar to those applicable to the purchase and sale of futures contracts. Call options might be purchased to hedge against an increase in the price of precious metals the Portfolio intends to acquire, and put options may be purchased to hedge against a decline in the price of precious metals owned by the Portfolio. As is the case with futures contracts, options on precious metals futures may facilitate the Portfolio's acquisition of precious metals or permit the Portfolio to defer disposition of precious metals for tax or other purposes. The Portfolio may not purchase options on precious metals and precious metals futures contracts if the premiums paid for all such options, together with margin deposits on precious metals future contracts, would exceed 5% of the Portfolio's total assets at the time the option is purchased.

     One of the risks which may arise in employing futures contracts to protect against the price volatility of the Portfolio's assets is that the price of precious metals subject to futures contracts (and thereby the futures contracts prices) may correlate imperfectly with the prices of such assets. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

SECURITIES LENDING

     Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the Commission thereunder, which currently require that (a) the borrower pledge and maintain with the portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser or Sub-Adviser to be of good standing and when, in the judgment of the Adviser or Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.


     At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

SHORT SALES

     The Emerging Markets Debt, Latin American and Aggressive Equity Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements, although at present the Portfolios do not intend to sell securities short. A short sale is a transaction in which the Portfolio would sell securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or liquid securities. In addition, if the short sale is not "against the box," the Portfolio will place in a segregated account with its custodian, or designated sub-custodian, an amount of cash or liquid securities equal to the difference, if any, between the market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale. Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker will equal the current market value of the securities sold short.

     Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.


U.S. GOVERNMENT SECURITIES

     The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and FNMA, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. However, the U.S. Treasury has no lawful obligation to assume the financial liabilities of these agencies or others. Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the FNMA.

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

              GENERAL REGULATED INVESTMENT COMPANY QUALIFICATIONS

     Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held less than three months (A) stock or securities, (B) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), and (C) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stocks or securities (or options or futures with respect to stock or securities) (the "short-short test"); and (c) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends received deduction for corporate shareholders.

           GENERAL TAX TREATMENT OF QUALIFYING RICs AND SHAREHOLDERS

     Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

     A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

     Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

     A Section 1256 position held by a Fund will generally be marked-to-market (i.e. treated as if it were sold for fair market value) on the last business day of a Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that they otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by a Fund.

     As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement. Qualification as a RIC also requires that less than 30% of a Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on futures contracts held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so.

     Short sales engaged in by a Portfolio may reduce the holding property held by a Portfolio which is substantially identical to the property sold short. This rule may make it more difficult for the Portfolio to satisfy the short-short test. This rule may also have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

     SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS. In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund. The Fund may request a private letter ruling from the Internal Revenue Service on some or all of these issues.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

     If the Fund invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Fund level which could not be eliminated by distributions to shareholders. The U.S. Treasury issued proposed regulation section 1.1291-8 which establishes a mark-to-market regime which allows investment companies investing in PFIC's to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on the Fund with respect to investments in PFIC's would be significant.

     A Fund's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by a Fund is generally governed by
Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

     When a Fund holds options or contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles i.e., straddles comprised of at least one
Section 1256 position and at least one non-Section 1256 position which may reduce or eliminate the operation of these straddle rules.

                     SPECIAL TAX CONSIDERATIONS RELATING TO
                               MUNICIPAL BOND AND
                        MUNICIPAL MONEY MARKET PORTFOLIOS

     Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt interest dividends" to its shareholders provided that, at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

     As noted in the Prospectus for the Municipal Bond Portfolio and the Municipal Money Market Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

     The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

     Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

           SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

     It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for United States federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

     The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

                               PURCHASE OF SHARES

     The purchase price of the Class A shares of each Portfolio of the Fund, except the Money Market and Municipal Money Market Portfolios, and the Class B shares of each Multiclass Portfolio of the Fund is the net asset value next determined after the order is received. The International Small Cap Portfolio may impose a 1% transaction fee on share purchases. For each Portfolio of the Fund other then the Money Market or Municipal Money Market Portfolios, an order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. Shares of the Money Market and Municipal Money Market Portfolios may be purchased at the net asset value per share at the price next determined after Federal Funds are available to such Portfolios. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity Portfolio is currently limiting investments in the Portfolio to: (i) reinvested dividends and distributions by existing shareholders of the Portfolio; (ii) additional investments by existing shareholders of the Portfolio; (iii) investments by certain employees of Morgan Stanley; and (iv) investors who were in the process of becoming shareholders of the Portfolio at the time the Portfolio limited further investments.

                              REDEMPTION OF SHARES

     Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by any Portfolio for redemptions except for the 1% transaction fee that may be assessed upon redemption of the International Small Cap Portfolio. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and
(2) share transfer requests.

     A guarantor must be a bank, a trust company, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

     Shares of each Portfolio of the Fund may be exchanged for shares of any other available Portfolio (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a Portfolio with more than one class, the class of shares a shareholder receives in exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply.

     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

     Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 10:00 a.m. (Eastern Time) for the Municipal Money Market Portfolio, 11:00 a.m. (Eastern Time) for the Money Market Portfolio, and 4:00 p.m. (Eastern Time) for the remaining Portfolios will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For federal income tax purposes an exchange between Portfolios is a taxable event for shareholders subject to tax, and, accordingly, a gain or loss may be realized. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Fund's Portfolios to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares". As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.

                             INVESTMENT LIMITATIONS

     Each current Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) except with respect to the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, MicroCap, Aggressive Equity, U.S. Real Estate Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

     (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks and other entities in amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;

     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that (i) the Latin American Portfolio may invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry, (ii) the Gold Portfolio may invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described in the prospectus, and may invest more than 25% of its total assets in one or more of the industries, such as mining, that are part of such group of industries, as described in the prospectus, and (iii) the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry, respectively, as provided in their respective Prospectuses; and

     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

     In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below and in their respective Prospectuses. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:

     (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt, Latin American and Aggressive Equity Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus, (ii) that each of the Active Country Allocation, Balanced, Value Equity, Small Cap Value Equity, Latin American, U.S. Real Estate, International Magnum, Emerging Markets, Emerging Markets Debt, Equity Growth, Gold, China
Growth and Aggressive Equity Portfolios may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time, and (iii) as specified above in Fundamental Restriction No. (1);

     (2) purchase or retain securities of an issuer if those Officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     (6) except for the U.S. Real Estate Portfolio, invest in real estate limited partnership interests, and the U.S. Real Estate Portfolio may not invest in such interests that are not publicly traded;

     (7) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, and
(ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder;

     (8) purchase puts, calls, straddles, spreads and any combination thereof if for any reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of their respective total assets, except that: (i) each of the Active Country Allocation, Equity Growth, Gold, China Growth and Aggressive Equity Portfolios may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time; and (ii) the Fixed Income and Global Fixed Income Portfolios are not subject to this limitation number
(8);


     (9) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets, except that the Latin American and Emerging Markets Debt Portfolios may borrow in accordance with Fundamental Restriction No. (5) above;

     (10) invest in fixed time deposits with a duration of over seven calendar days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.


     The Balanced, Fixed Income and Value Equity Portfolios will only issue shares for securities or assets other than cash in a bona fide reorganization, statutory merger, or in other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which (i) meet their respective investment objectives; and (ii) are acquired for investment and not for resale.

     Each of the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, Aggressive Equity and U.S. Real Estate Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

     With respect to Fundamental Restriction No. (7), the Fund will determine industry concentration in accordance with the classifications of industries based on the Industry Numbers from the Standard Industrial Classification Manual as prepared by the Office of Management and Budget, except that, with respect to the Money Market and Municipal Money Market Portfolios, (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (ii) asset-backed securities will be classified according to the underlying assets securing such securities.

     In accordance with Fundamental Restriction No. (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries.

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows:
(1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Two Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by MSAM or its affiliates. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

Name, Address              Position        Principal Occupation During
and Date of Birth          with Fund              Past Five Years
-------------------        ---------       ---------------------------

Barton M. Biggs*          Chairman and     Chairman and Director of Morgan
1221 Avenue of the        Director         Stanley Asset Management Inc. and
Americas                                   Morgan Stanley Asset Management
New York, NY 10020                         Limited; Managing Director of Morgan
11/26/32                                   Stanley & Co. Incorporated; Director
                                           of Morgan Stanley Group Inc.; Member
                                           of International Advisory Counsel of
                                           the Thailand Fund; Director of Rand
                                           McNally Company; Member of the Yale
                                           Development Board; Chairman and
                                           Director of 16 U.S. registered
                                           investment companies managed by
                                           Morgan Stanley Asset Management
                                           Inc.

Warren J. Olsen*           Director and    Principal of Morgan Stanley & Co.
1221 Avenue of the         President       Incorporated and of Morgan Stanley
Americas                                   Asset Management Inc.; President and
New York, NY 10020                         Director of 16 U.S. registered
12/21/56                                   investment companies managed by
                                           Morgan Stanley Asset Management
                                           Inc.

John D. Barrett, II        Director        Chairman and Director of Barrett
521 Fifth Avenue                           Associates, Inc. (investment
New York, NY 10135                         counseling); Director of the Ashforth
8/21/35                                    Company (real estate); Director of
                                           the Morgan Stanley Fund, Inc., PCS
                                           Cash Fund, Inc. and Morgan Stanley
                                           Universal Funds, Inc.

Name, Address              Position        Principal Occupation During
and Date of Birth          with Fund              Past Five Years
-------------------        ---------       ---------------------------

Gerard E. Jones            Director        Partner in Richards & O'Neil LLP (law
43 Arch Street                             firm); Director of the Morgan Stanley
Greenwich, CT 06830                        Fund, Inc., PCS Cash Fund, Inc. and
1/23/37                                    Morgan Stanley Universal Funds, Inc.

Andrew McNally IV          Director        Chairman and Chief Executive Officer
8255 North Central                         of Rand McNally (publication);
Park Avenue                                Director of Allendale Insurance Co.,
Skokie, IL 60076                           Mercury Finance (consumer finance);
11/11/39                                   Zenith Electronics, Hubbell, Inc.
                                           (industrial electronics); Director of
                                           the Morgan Stanley Fund, Inc., PCS
                                           Cash Fund, Inc. and Morgan Stanley
                                           Universal Funds, Inc.

Samuel T. Reeves           Director        Chairman of the Board and CEO,
8211 North                                 Pinacle L.L.C. (investment firm);
Fresno Street                              Director, Pacific Gas and Electric
Fresno, CA 93720                           and PG&E Enterprises (utilities);
7/28/34                                    Director of the Morgan Stanley Fund,
                                           Inc., PCS Cash Fund, Inc. and Morgan
                                           Stanley Universal Funds, Inc.

Fergus Reid                Director        Chairman and Chief Executive Officer
85 Charles Colman Blvd                     of LumeLite Corporation (injection
Pawling, NY 12564                          molding firm); Trustee and Director
8/12/32                                    of Vista Mutual Fund Group; Director
                                           of the Morgan Stanley Fund, Inc.,
                                           PCS Cash Fund, Inc. and Morgan
                                           Stanley Universal Funds, Inc.

Frederick O. Robertshaw    Director        Of Counsel, Copple, Chamberlin
2800 North Central Avenue                  Boehm, P.C.; Formerly of Counsel,
Phoenix, AZ 85004                          Bryan, Cave LLP; (law firms);
1/24/34                                    Director of the Morgan Stanley Fund,
                                           Inc., PCS Cash Fund, Inc. and
                                           Morgan Stanley Universal Funds, Inc.

Name, Address              Position        Principal Occupation During
and Date of Birth          with Fund              Past Five Years
-------------------        ---------       ---------------------------

James W. Grisham*          Vice President  Principal of Morgan Stanley & Co.
1221 Avenue of the                         Incorporated and of Morgan Stanley
Americas                                   Asset Management Inc.; Vice President
New York, NY 10020                         of 16 U.S. registered investment
10/24/41                                   companies managed by Morgan Stanley
                                           Asset Management Inc.

Michael F. Klein*          Vice President  Principal of Morgan Stanley Asset
1221 Avenue of the                         Management Inc; Officer of various
Americas                                   investment companies managed by
New York, NY 10020                         Morgan Stanley Asset Management Inc.
12/12/58                                   Previously practiced law with the New
                                           York law firm of Rogers & Wells.

Harold J. Schaaff, Jr.*    Vice President  Principal of Morgan Stanley & Co.
1221 Avenue of the                         Incorporated and of Morgan Stanley
Americas                                   Asset Management Inc.;
New York, NY 10020                         General Counsel and Secretary of
6/10/60                                    Morgan Stanley Asset Management Inc.;
                                           Vice President of 16 U.S. registered
                                           investment companies managed by
                                           Morgan Stanley Asset Management Inc.

Name, Address              Position        Principal Occupation During
and Date of Birth          with Fund              Past Five Years
-------------------        ---------       ---------------------------

Joseph P. Stadler*         Vice President  Vice President of Morgan Stanley &
1221 Avenue of the                         Co. Incorporated and Morgan Stanley
Americas                                   Asset Management Inc.; Previously
New York, NY 10020                         with Price Waterhouse LLP
6/7/54                                     (accounting); Vice President of
                                           16 U.S. registered investment
                                           companies managed by Morgan Stanley
                                           Asset Management Inc.

Valerie Y. Lewis*          Secretary       Vice President of Morgan Stanley &
1221 Avenue of the                         Co. Incorporated and Morgan Stanley
Americas                                   Asset Management Inc.; Previously
New York, NY 10020                         with Citicorp (banking); Secretary of
3/26/56                                    16 U.S. registered investment
                                           companies managed by Morgan Stanley
                                           Asset Management Inc.



Karl O. Hartmann           Assistant       Senior Vice President, Secretary and
73 Tremont Street          Secretary       General Counsel of Chase Global Funds
Boston, MA 02108-3913                      Services Company; Previously, Leland,
3/7/55                                     O'Brien, Rubinstein Associates, Inc.
                                           (investments).

Name, Address              Position        Principal Occupation During
and Date of Birth          with Fund              Past Five Years
-------------------        ---------       ---------------------------

James R. Rooney            Treasurer       Vice President, Director of Fund
73 Tremont Street                          Administration and Compliance
Boston, MA 02108-3913                      Services, Chase Global Funds
10/21/58                                   Services Company; Director of Fund
                                           Administration; Officer of various
                                           investment companies managed by
                                           Morgan Stanley Asset Management Inc.;
                                           Previously with Scudder, Stevens &
                                           Clark, Inc. (investments) and Ernst &
                                           Young LLP (accounting); Treasurer of
                                           16 U.S. registered investment
                                           companies managed by Morgan Stanley
                                           Asset Management Inc.

Joanna Haigney             Assistant       Manager of Fund Administration and
73 Tremont Street          Treasurer       Compliance Services, Chase Global
Boston, MA 02108-3913                      Funds Services Company; Previously
10/10/66                                   with Coopers & Lybrand LLP; Assistant
                                           Treasurer of 16 U.S. registered
                                           investment companies managed by
                                           Morgan Stanley Asset Management Inc.

--------------

*    "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

     Effective June 28, 1995, the Open-end Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-end Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such a committee. The allocation of such fees will be among the three funds in the Open-end Fund Complex in direct proportion to their respective average net assets. For the fiscal year December 31, 1996, the Fund paid approximately $389,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of April 7, 1997, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned more than 1% of the outstanding common stock of the following Portfolios of the Fund: 2.0% Asian Equity Portfolio - Class A shares; 2.2% Emerging Markets Portfolio - Class B shares; 2.6% Latin American Portfolio
- Class A shares and 2.9% Technoogy Portfolio - Class A shares. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1996.


                               COMPENSATION TABLE



----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

     (1)                           (2)                        (3)                       (4)                      (5)
     NAME OF                       AGGREGATE                  PENSION OR                ESTIMATED                TOTAL
     PERSON,                       COMPENSATION               RETIREMENT                ANNUAL                   COMPENSATION
     POSITION                      FROM                       BENEFITS ACCRUED          BENEFITS                 FROM REGISTRANT
                                   REGISTRANT                 AS PART OF FUND           UPON                     AND FUND COMPLEX
                                                              EXPENSES                  RETIREMENT               PAID TO DIRECTORS

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Barton M. Biggs,                         N/A                     N/A                      N/A                                 N/A
Director and Chairman
of the Board

Warren J. Olsen,                         N/A                     N/A                      N/A                                 N/A
Director and President

John D. Barrett, II                   59,485                     N/A                      N/A                               68,777
Director

Gerard E. Jones,                      59,485                     N/A                      N/A                               75,877
Director

Andrew McNally, IV                    55,023                     N/A                      N/A                               63,195
Director

Samuel T. Reeves,                     53,287                   N/A                      N/A                               61,331
Director

Fergus Reid,                          67,434                   N/A                      N/A                               77,220
Director

Frederick O. Robertshaw,              50,834                   N/A                      N/A                               58,777
Director



Frederick B. Whittemore,*               N/A                    N/A                       N/A                                N/A
Director

___________

* As of March 14, 1997, Mr. Whittemore resigned from the Board of Directors.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     Morgan Stanley Asset Management Inc. ("MSAM" or the "Adviser") is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal offices of Morgan Stanley Group Inc. are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services for the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Adviser earned fees of approximately $34,338,000, $40,534,000 and $55,465,000, respectively, and from such fees voluntarily waived fees of $2,640,000, $3,526,000 and $4,430,000, respectively. For the fiscal years ended
December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid brokerage commissions of approximately $7,287,293, $10,317,515 and $17,014,335, respectively. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid in the aggregate $796,000, $377,000 and $826,686, respectively, as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker-dealer, which represented 11%, 4%, and 4% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid administrative fees to MSAM of approximately $4,458,000, $5,238,000 and $7,298,531, respectively.

     The Sub-Adviser, Sun Valley Gold Company, with principal offices at
620 Sun Valley Road, Sun Valley, Idaho, serves as the investment sub-adviser of the Gold Portfolio, pursuant to a sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"). The Adviser and the Sub-Adviser have entered into an indemnification agreement under which, generally, the Sub-Adviser has agreed to indemnify the Adviser and the Fund for claims or losses in connection with any failure by the Sub-Adviser to comply with its obligations under the Sub-Advisory Agreement or related agreements or any act or omission that amounts to negligence, misfeasance or bad faith, and the Adviser has agreed to indemnify the Sub-Adviser for claims or losses in connection with any failure by the Adviser to comply with its obligations under the Sub-Advisory Agreement or related agreements. As compensation for sub-advisory services for the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Sub-Adviser earned fees of approximately $76,000, $73,000 and $110,000, respectively, and from such fees voluntarily waived fees of $36,000, $37,000 and $52,000, respectively. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Fund paid $8,000, $450 and $0, respectively, as brokerage commissions to Sun Valley.

     Pursuant to the MSAM Administration Agreement between the Adviser and the Fund, the Adviser provides Administrative Services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15 of 1% of the average daily net assets of each Portfolio.

     Under the Agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC," a corporate affiliate of Chase) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $69 billion in assets and having approximately 215,930 shareholder accounts as of December 31, 1996. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

DISTRIBUTION OF FUND SHARES

     Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Group Inc., serves as the Distributor of the Fund's shares pursuant to a Distribution Agreement for the Fund and a Plan of Distribution for the Class B shares of the Portfolios (except the Money Market, Municipal Money Market and International Small Cap Portfolios which do not have Class B shares) pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Under each Plan the Distributor is entitled to receive from these Portfolios a distribution fee, which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of these Portfolios. The Distributor expects to allocate most of its fee to its investment representative and investment dealers, banks or financial service firms that provide distribution services ("Participating Dealer"). The actual amount of such compensation is agreed upon by the Fund's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

     The Plans obligate the Portfolios to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Portfolios to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plans. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Portfolios will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on February 13, 1997.

     The Class B shares commenced operations on January 2, 1996. Therefore, no Rule 12b-1 fees were paid to the Distributor for the fiscal year ended December 31, 1995. The U.S. Equity Plus, Mortgage-Backed Securities, China Growth and MicroCap Portfolios were not in operation in the fiscal year ended December 31, 1996.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government
securities).   The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of April 7, 1997 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:


ACTIVE COUNTRY ALLOCATION PORTFOLIO: City of New York Deferred Compensation Plan, 40 Rector Street, 3rd Floor, New York, NY 10006, owned 26% of such Portfolio's total outstanding Class A shares.

The Trustees of Columbia University in the City of New York, 475 Riverside Drive, Suite 401, New York, NY 10115, owned 15% of such Portfolio's total outstanding Class A shares.

Oglebay Norton Company, 1100 Superior Avenue, Cleveland, OH 44114-2598, owned 11% of such Portfolio's total outstanding Class A shares.

Boatmen's Trust Co. Pension Plan, P.O. Bos 14737, St. Louis, MO 63178-4737 owned 7% of such Portfolio's total outstanding Class A shares.


The Flinn Foundation, Northern Trust Co., Master Trust Dept., 7th Floor, P.O. Box 92984, Chicago, IL 60675, owned 6% of such Portfolio's total outstanding Class A shares.


Sahara Enterprises, Inc., 3 First National Plaza, Suite 2000, Chicago, IL 60602-4260, owned 7% of such Portfolio's total outstanding Class A shares.


The Chase Manhattan Bank, N.A., Trustee Chubb Capital Accumulation Plan, 770 Broadway, New York, NY 10003, owned 7% of such Portfolio's total outstanding Class A shares.

Fredric W. & Stephanie C. Harman, 21 Hillbrook, Portola Valley, CA 94028, owned 54% of such Portfolio's total outstanding Class B shares.

David M. & Sharon M. Platter, 9 Palmer Lane, Riverside, CT 06878, owned 46% of such Portfolio's total outstanding Class B shares.

AGGRESSIVE EQUITY PORTFOLIO: Ministers and Missionaries Benefit Board of the American Baptist Churches, Attn: Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020, owned 11% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 9% of such Portfolio's total outstanding Class A shares.

Valassis Enterprises - Equity C/O Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 6% of such Portfolio's total outstanding Class A shares.


Kinghugh S.A., C/O Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020, owned 6% of such Portfolio's total outstanding Class A shares.


Bank Morgan Stanley AG, Bahnogstrasse 92, Zurich CH-8023, Switzerland owned 6% of such Portfolio's total outstanding Class A shares.

ASIAN EQUITY PORTFOLIO: Association De Bienfsaissance Et De Retraite Des Pollciers De La Communaute Urbaine De Montreal, 480 Gilford Street, Montreal, Quebec H2J1N3, owned 9% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 6% of such Portfolio's total outstanding Class A shares.

James L. & Sarah M. Barksdale, Trustees of Jim & Sally Barksdale, 800 Woodlands Parkway, Suite 118, Ridgeland, MS 39157-5216 owned 6% of such Portfolio's total outstanding Class B shares.


BALANCED PORTFOLIO: Kinney Printing Co-Employees, 4801 So. Lawndale, Chicago, IL 60632-3018, owned 16% of such Portfolio's total outstanding Class A shares.


H. Conrad & Sarah Meyer, One Woodland Avenue, Bronxville, NY 10708, owned 12% of such Portfolio's total outstanding Class A shares.

Joan M. Hunt Trust, 8627 Madison Drive, Niles, IL 60648, owned 8% of such Portfolio's total outstanding Class A shares.


Guarantee & Trust Company, IRA Rollover, One Woodland Avenue, Bronxville, NY 10708, owned 7% of such Portfolio's total outstanding Class A shares.

William Guthrie, IRA Rollover, 435 Sheridan Road, Winnetka, IL 60093-2626, owned 32% of such Portfolio's total outstanding Class B shares.


Ramakrishna Kothalanka M.D., Profit Sharing Plan, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304-1702, owned 16% of such Portfolio's total outstanding Class B shares.




Sam G. Pitroda Custodian for Rajal Pitroda, 1480 Goldenbell Court, Downers Grove, IL 60515-1301, owned 8% of such Portfolio's total outstanding Class B shares.


Sam G. Pitroda Custodian for Salil Pitroda, 1480 Goldenbell Court, Downers Grove, IL 60515-1301, owned 8% of such Portfolio's total outstanding Class B shares.


Phyllis M. Mott IRA, MSTC Custodian, 120 West State Street, Suite 400, Rockford, IL 61101, owned 8% of such Portfolio's total outstanding Class B shares.

EMERGING GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 47% of such Portfolio's total outstanding Class A shares.

Allendale Mutual Insurance Co., P.O. Box 7500, Johnston, RI 02919-0750, owned 17% of such Portfolio's total outstanding Class A shares.


NOAM/A/EC, C/O Philip Winters, Morgan Stanley Asset Management, 1221 6th Avenue, New York, NY 10020, owned 8% of such Portfolio's total outstanding Class A shares.

South Trust Estate & Trust Company of Georgia, Trustee U/A Southern Engineering Company Retirement Plan, P.O. Box 1001, Atlanta, GA 30301, owned 7% of such Portfolio's total outstanding Class A shares.

HVA Limited Partnership, C/O H L Van Arnem, 1301 W. Newport Center Drive, Deerfield Beach, FL 33442-7734, owned 11% of such Portfolio's total outstanding Class B shares.


Anne W. Rohrbach, c/o Gleacher Avenue, 660 Madison Avenue, 19th Floor, New York, NY 10021, owned 11% of such Portfolio's total outstanding Class B shares


Lawrence M. Howell, Howell Capital, One Maritime Plaza, Suite 1700, San Francisco, CA 94101, owned 7% of such Portfolio's total outstanding Class B shares.

Julian Eisner, 871 Oak Lane, North Woodmere, NY 11581, owned 7% of such Portfolio's total outstanding Class B shares.

Conrad & Sarah Meyer, One Woodland Avenue, Bronxville, NY 10708, owned 6% of such Portfolio's total outstanding Class B shares.


Bruce S. Ives, 163 Gallows Hill Road, West Redding, CT 06896, owned 6% of such Portfolio's total outstanding Class B shares.

William B. O'Connor, 18 Montfort Road, Port Washington, NY 11050, owned 6% of such Portfolio's total outstanding Class B shares.

James F. & Marlene Connors, 205 E. Joppa Road, Towson, MD 21286, owned 5% of such Portfolio's total outstanding Class B shares.



EMERGING MARKETS DEBT PORTFOLIO: Northwestern University, 633 Clark Street, Evanston, IL 60208-1122, owned 20% of such Portfolio's total outstanding Class A shares.


Valassis Enterprises - Equity, C/O Franklin Enterprises, 520 Lake Cook Road, Deerfield, IL 60015, owned 6% of such Portfolio's total outstanding Class A shares.


Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 6% of such Portfolio's total outstanding Class A shares.


Swarthmore College, 500 College Avenue, Swarthmore, PA 19081-1110, owned 7% of such Portfolio's total outstanding Class A shares.


Morgan Stanley & Co. Pension Fund, C/O Northern Trust Co., 770 Broadway, New York, NY 10003, owned 7% of such Portfolio's total outstanding
Class A shares.


Michael J. Fuchs, 9 West 57th Street, New York, NY 10019, owned 11% of such Portfolio's total outstanding Class B shares.


Alice H. & Paul D. Bartlett, 4800 Main Street, Kansas City, MO 64112, owned 11% of such Portfolio's total outstanding Class B shares.


Daniel E. Winters, 1319 Mirror Terrace, NW, Winter Haven, FL 33881, owned 8% of such Portfolio's total outstanding Class B shares.

Bruce A. Drummond, 1847 Onaway SE, Grand Rapids, MI 49506, owned 6% of such Portfolio's total outstanding Class B shares.

Eleanor S. Herkert Trustee of the Eleanor S. Herkert Trust, 2000 Diana Drive, Lakeview West, Hallandale, FL 33009, owned 6% of such Portfolio's total outstanding Class B shares.

David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 6% of such Portfolio's total outstanding Class B shares.


Paul D. Bartlett, Jr,. 4800 Main Street, Suite 600, Kansas City, MO 64112, owned 5% of such Portfolio's total outstanding Class B shares.



EMERGING MARKETS PORTFOLIO: Ministers & Missionaries Benefit Board of the American Baptist Churches, 475 Riverside Drive, New York, NY 10115, owned 7% of such Portfolio's total outstanding Class A shares.

Ewing Marion Kauffman Foundation, 4900 Oak Street, Kansas City, MO 64112, owned 7% of such Portfolio's total outstanding Class A shares.



EQUITY GROWTH PORTFOLIO: Fidelity Management Trust Company as Trustee for GTE Master Savings Trust, 82 Devonshire Street, Boston, MA 02109, owned 25% of such Portfolio's total outstanding Class A shares.


Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 17% of such Portfolio's total outstanding Class A shares.

St. Raymonds Cemetery Reserve Fund, P.O. Box 92800, Rochester, NY 14692, owned 5% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Company, Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 8% of such Portfolio's total outstanding Class A shares.


Philip E. Asquith, 31 Lakeside Drive, Ramsey, NJ 07446, owned 5% of such Portfolio's total outstanding Class B shares.

EUROPEAN EQUITY PORTFOLIO: Marc Andreessen Trustees, FBO Marc Andreessen, 16615 Lark Avenue, Los Gatos, CA 95030, owned 12% of such Portfolio's total outstanding Class B shares.

Wayne Gretzky Trustee of the Gretzky Trust of 1989, 9100 Wilshire Boulevard, Beverly Hills, CA 90210, owned 6% of such Portfolio's total outstanding Class B shares.

Paul M. and Shirley F. Mathews, 25 West 706 Jerome Avenue, Wheaton, IL 60187, owned 6% of such Portfolio's total outstanding Class B shares.

William & Brenda Castonguay, 9101 Hometown Drive, Raleigh, NC 27615, owned 5% of such Portfolio's total outstanding Class B shares.


FIXED INCOME PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 29% of such Portfolio's total outstanding Class A shares.

Brooks School, C/O Mr. Frank Marino, North Andover, MA 01845, owned 7% of such Portfolio's total outstanding Class A shares.



Trust for Descendents of David R. Jaffe, C/O David Jaffe, 45 Hemlock Ridge, Weston, CT 06883, owned 8% of such Portfolio's total outstanding Class B shares.


Laverne M. Brownsey Trust UA, 135 S. LaSalle Street, Chicago, IL 60603, owned 7% of such Portfolio's total outstanding Class B shares.


First United Methodist Church of Chicago - Endowment Fund, 77 West Washington, Chicago, IL 60602, owned 7% of such Portfolio's total outstanding Class
B shares.


Cascino Investment Co., 820 Burgess Hill, Naperville, IL 60565, owned 16% of such Portfolio's total outstanding Class B shares.

Marvin J. Schneider, MSTC Custodian, 12331 Ladue Road, St. Louis, MO 63141, owned 8% of such Portfolio's total outstanding Class B shares.

Joan M. Hunt, MSTC Custodian, 8627 Madison Drive, Niles, IL 60648, owned 7% of such portfolio's total outstanding Class B shares.

Michael S. Virgil, FBO Mary Ann Young Brownsey Trust, 135 S. LaSalle Street, Chicago, IL 60603, owned 7% of such Portfolio's total outstanding Class B shares.

Joan O. Benjamin, 10 Saint Lukes Place, New York, NY 10014, owned 7% of such Portfolio's total outstanding Class B shares.

John K. Howe, MSTC Custodian, 7274 East Las Palmaritas Drive, Scottsdale, AZ 85258, owned 7% of such Portfolio's total outstanding Class B shares.


GLOBAL EQUITY PORTFOLIO: Robert College of Istanbul Turkey C/O Morgan Stanley Asset Management, 25 Cabot Square, London, England E144QA, owned 47% of such Portfolio's total outstanding Class A shares.

JM Kaplan Fund, Inc., 880 Third Avenue, 3rd floor, New York, NY 10022, owned 13% of such Portfolio's total outstanding Class A shares.

Kaplan, Choate Value Partners, L.P., 880 Third Avenue, New York, NY 10022-4730, owned 9% of such Portfolio's total outstanding Class A shares.

Gooss & Company, C/O Chase Manhattan Bank, 1211 6th Avenue, New York, NY 10036, owned 7% of such Portfolio's total outstanding Class A shares.

Divtex and Company FBO, Pritchard Hubble and Herr C/O Texas Commerce Bank, P.O. Box 2558, Houston, TX 77252, owned 7% of such Portfolio's total outstanding Class A shares.

Bank of Mississippi, P.O. Box 1605, Jackson, MS 39215, owned 13% of such Portfolio's total outstanding Class B shares.


Fidelity Investments Institutional Operations as Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 13% of such Portfolio's total outstanding Class B shares.


Edward J. Prostic, 2225 Stratford Road, Mission Hills, KS 66208, owned 9% of such Portfolio's total outstanding Class B shares.


V. Marc Droppert IRA, MSTC Custodian, 13106 184th NE, Redmond, WA 98052, owned 8% of such Portfolio's total outstanding Class B shares.


North American Trust Company, FBO Heller/Robert S. Venning, P.O. Box 84419, San Diego, CA 92138, owned 7% of such Portfolio's total outstanding Class B shares.




Leslie E. Tiffany IRA, MSTC, 14312 173rd Place NE, Redmond, WA 98052, owned 6% of such Portfolio's total outstanding Class B shares.


GLOBAL FIXED INCOME PORTFOLIO: Farm Credit Bank Retirement Plan, Columbia District American Industries Trust Company Trustee, 5700 NW Central Drive, 4th Floor, Houston, TX 77092, owned 19% of such Portfolio's total outstanding Class A shares.


Northern Trust Company as Custodian FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675, owned 15% of such Portfolio's total outstanding Class A shares.


The Northern Trust Co. FBO Christel Dehaan Trust, P.O. Box 92956, Chicago, IL 60675-2956, owned 6% of such Portfolio's total outstanding Class A shares.


Lakeview Holdings Ltd., Coutts & Co. (Bahamas) Ltd., P.O. Box N7788, West Bay St., Nassau Bahamas owned 5% of such Portfolio's total outstanding Class A shares.




David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ, England, UK, owned 34% of such Portfolio's total outstanding Class B shares.


Joan M. Hunt, MSTC Custodian, 8627 Madison Drive, Niles, IL 60648, owned 17% of such Portfolio's total outstanding Class B shares.


Laverne M. Brownsey Trust UA, 135 S. LaSalle Street, Chicago, IL 60603, owned 16% of such Portfolio's total outstanding Class B shares.


George & Claudine Boutros, 11007 Branbrook, Houston, TX 77042, owned 7% of such Portfolio's total outstanding Class B shares.

George N. and Susan P. Fugelsang, 17 Calhoun Drive, Greenwich, CT 06831, owned 10% of such Portfolio's total outstanding Class B shares.

Paul E. & H. Anthony Hellmers, 4 Colonial Lane, Larchmont, NY 10538, owned 7% of such Portfolio's total outstanding Class B shares.

Anthony F. & Colette H. Rowland, C/O Cambrian Management, 1114 Avenue of the Americas, New York, NY 10036, owned 6% of such Portfolio's total outstanding Class B shares.


GOLD PORTFOLIO: William H. Ellis Trustee, Living Trust, Attn: Julie J. Laux, 2519 N. Bosworth, Chicago, IL 60614, owned 6% of such Portfolio's total outstanding Class A shares.

Marshall & Ilsley Trust Company, C/F John Morey, 1000 N. Water Street, Milwaukee, WI 53202, owned 26% of such Portfolio's total outstanding Class B shares.

Barlett and Company, Profit Sharing Plan and Trust, 4800 Main Street, Kansas City, MO 64112, owned 20% of such Portfolio's total outstanding Class B shares.

Chicago Methodist Episcopal Church Aid Society, C/O Gordon Worley, 4401 Gulf Shore Boulevard North, Monaco Beach Club, Naples, FL 33940, owned 18% of such Portfolio's total outstanding Class B shares.

Steven C. Olson, 505 Knollwood Road, Ridgewood, NJ 07450, owned 16% of such Portfolio's total outstanding Class B shares.

Priscilla & John Privat, Community Property, 8852 N.E. 24th Street, Bellevue, WA 98004, owned 6% of such Portfolio's total outstanding Class B shares.

HIGH YIELD PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 21% of such Portfolio's total outstanding Class A shares.


Valassis Enterprises - Equity, c/o Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 12% of such Portfolio's total outstanding Class A shares.

Adeliade L. Hinckley, C/O Jim Bell, Morgan Stanley/IIS Department, 1251 Avenue of the Americas, New York, NY 10020, owned 7% of such Portfolio's total outstanding Class B shares.



INTERNATIONAL EQUITY PORTFOLID: Ramakrishna Kothalanka M.D., IRA Rollover, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304, owned 5% of such Portfolio's total outstanding Class B shares.


Fleet Bank, Trustee for Third Presbyterian Church, P.O. Box 92800, Rochester, NY 14692, owned 17% of such Portfolio's total outstanding Class B shares.


INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust Trustee, Harris Corporation Retirement Plan & Harris Corporation Union Retirement Plan, 1025 W. Nasa Boulevard, Melbourne, FL 32919, owned 47% of such Portfolio's total outstanding Class A shares.

Southwest Guaranty Trust Co., 2121 Sage Road, Suite 150, Houston, TX 77056, owned 6% of such Portfolio's total outstanding Class A shares.


Fidelity Investments Institutional Operations Company, Agent for Certain Employee Benefit Plans, 100 Magellan Way, Covington, KY 41015, owned 83% of such Portfolio's total outstanding Class B shares.

INTERNATIONAL SMALL CAP PORTFOLIO: The Short Brothers Pension Fund, P.O. Box 241, Airport Road, Belfast, N. Ireland, owned 11% of such Portfolio's total outstanding Class A shares.

Trustees of Boston College Attn: Paul Haran Associate Treasurer, St. Thomas More Hall 310, Chestnut Hill, MA 02167, owned 7% of such Portfolio's total outstanding Class A shares.

General Mills, Inc. Master Trust: Pooled International Fund, One General Mills Blvd., Minneapolis, MN 55426, owned 7% of such Portfolio's total outstanding Class A shares.

JAPANESE EQUITY PORTFOLIO: United Carolina Bank Trust Operations, P.O. Box 632, Whiteville, NC 28472, owned 23% of such Portfolio's total outstanding Class B shares.


Barlett and Company, Profit Sharing Plan and Trust, 4800 Main Street, Kansas City, MO 64112, owned 14% of such Portfolio's total outstanding Class B shares.

Paul M. & Shirley F. Mathews, 25 W. 706 Jerome Avenue, Wheaton, IL 60187, owned 7% of such Portfolio's total outstanding Class B shares.

William & Brenda Castonguay, 9101 Hometown Drive, Raleigh, NC 27615, owned 7% of such Portfolio's total outstanding Class B shares.

Wayne Gretzky Trustee of the Gretzky Trust of 1989, 9100 Wilshire Boulevard, Beverly Hills, CA 90210, owned 6% of such Portfolio's total outstanding Class B shares.

Douglas E. Ebert, Trustee and Successor in Trust, 326 Vailwood Court, Bloomfield Hills, MI 48302, owned 6% of such Portfolio's total outstanding Class B shares.


LATIN AMERICAN PORTFOLIO: Investors Bank & Trust Co., Financial Product Services, P.O. Box 1537, Boston, MA 02205, owned 10% of such Portfolio's total outstanding Class A shares.




MUNICIPAL BOND PORTFOLIO: Daniel F. and Maria J. McDonald, 8550 Old Dominion Drive, McLean, VA 22102, owned 11% of such Portfolio's total outstanding Class A shares.


Donna Karan, C/O Stephan Weiss, The Donna Karan Company, 550 Seventh Avenue, New York, NY 10018, owned 6% of such Portfolio's total outstanding
Class A shares.


Frank R. Mori, 935 Park Avenue, New York, NY 10028, owned 8% of such Portfolio's total outstanding Class A shares.

Cushman Trust, C/O Cambrian Services, 1114 Avenue of the Americas, Suite 2702, New York, NY 10036, owned 6% of such Portfolio's total outstanding Class A shares.

Arnold E. and Jill I. Bellowe Trustees, 915 Park Lane, Montecito, CA 93108-1421, owned 6% of such Portfolio's total outstanding Class A shares.

Sevenson Environmental Services, P.O. Box 396, 2749 Lockport Road, Niagra Falls, NY 14305, owned 6% of such Portfolio's total outstanding Class A shares.

SMALL CAP VALUE EQUITY PORTFOLIO: Valassis Enterprises - Equity, C/O Franklin Enterprises, 520 Lake Cook Road, Deerfield, IL 60015, owned 8% of such Portfolio's total outstanding Class A shares.

McMahan Furniture Company, Attn: Richard A. McMahan, P.O. Box 8000, Carlsbad, CA 92018, owned 7% of such Portfolio's total outstanding Class A shares.

William H. Ellis Trustee, William Ellis Living Trust, 2519 N. Bosworth, Chicago, IL 60614, owned 5% of such Portfolio's total outstanding
Class A shares.

Barlett and Company, Profit Sharing Plan and Trust, 4800 Main Street, Kansas City, MO 64112, owned 31% of such Portfolio's total outstanding Class B shares.


David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 14% of such Portfolio's total outstanding Class B shares.

Robert R. Bennett IRA Rollover, MSTC Custodian, 18853 N. 88th Drive, Peoria, AZ 85382, owned 10% of such Portfolio's total outstanding Class B shares.

Ramakrishna Kothalanka M.D., IRA Rollover, MSTC Custodian, 126 Bentley Avenue, Jersey City, NJ 07304, owned 9% of such Portfolio's total outstanding
Class B shares.

Kinney Printing Co-Employees, Attn: Dolores M. Miklos, 4801 South Lawndale, Chicago, IL 60632-3018, owned 9% of such Portfolio's total outstanding Class B shares.

Frank E. Hunt Trust, 8627 Madison Drive, Niles, IL 60648, owned 5% of such Portfolio's total outstanding Class B shares.

TECHNOLOGY PORTFOLIO: Goolock Associates, C/O Oppenheimer & Co. Inc., 200 Liberty Street, New York, NY 10281, owned 21% of such Portfolio's total outstanding Class A shares.


Misty Investment Limited, N7776, Nassau, Bahamas, owned 10% of such Portfolio's total outstanding Class A shares.


Peter Karmanos Jr., 4740 Dow Ridge, Orchard Lake, MI 48324, owned 10% of such Portfolio's total outstanding Class A shares.


Robert F. Bernard, C/O Whittman-Hart, 311 S. Wacker Drive, Chicago, IL 60606, owned 8% of such Portfolio's total outstanding Class A shares.


John Montelione, 619 Tremont Street, Sarasota, FL 34242, owned 6% of such Portfolio's total outstanding Class A shares.


Trefoil Inc., 179 St. Paul Avenue, Brantford Ontario, Canada N3T4G5, owned 5% of such Portfolio's total outstanding Class A shares.


William J. Connolly, 63 Blackhawk Club Court, Danville, CA 94506, owned 5% of such Portfolio's total outstanding Class A shares.



Brian E. Bellows, 6133 Pasadena Point Boulevard, Gulfport, FL 33707, owned 18% of such Portfolio's total outstanding Class B shares.

Robert J. Weinstein M.D., & Lois Weinstein, 875 N. Michigan Avenue, Chicago, IL 60611, owned 8% of such Portfolio's total outstanding Class B shares.

Paul Krieger, 23 Fairview Avenue, Great Neck, NY 11023, owned 7% of such Portfolio's total outstanding Class B shares.

U.S. REAL ESTATE PORTFOLIO: European Patent Organization Pension Reserve Fund, Erhardt Strasse 27, Munich, 80331 Germany, owned 7% of such Portfolio's total outstanding Class A shares.


Morgan Stanley & Co. Pension Fund, C/O Northern Trust Company Cust, 770 Broadway, New York, NY 10003, owned 8% of such Portfolio's total outstanding Class A shares.

Northwestern University, Attn: Investment Department, 633 Clark Street, Evanston, IL 60208, owned 10% of such Portfolio's total outstanding Class A shares.

Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 6% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, owned 5% of such Portfolio's total outstanding Class A Shares.


Kansas Children's Service League, P.O. Box 517, Wichita, KS 67201, owned 5% of such Portfolio's total outstanding Class B shares.


VALUE EQUITY PORTFOLIO: McMahan Furniture Company, Attn: Richard A. McMahan, P.O. Box 8000, Carlsbad, CA 92018, owned 8% of such Portfolio's total outstanding Class A shares.


Alice H. & Paul D. Bartlett, Trustees, 4800 Main Street, Kansas City, MO 64112, owned 19% of such Portfolio's total outstanding Class B shares.


Paul D. Bartlett Jr., 4800 Main Street, Kansas City, MO 64112, owned 13% of such Portfolio's total outstanding Class B shares.


Cascino Investment Co., 820 Burgess Hill, Naperville, IL 60565, onwed 11% of such Portfolio's total outstanding Class B shares.


David Brooks Gendron, 2 Montpelier Place, London SW7 1HJ England, UK, owned 8% of such Portfolio's total outstanding Class B shares.


Delaware Charter Guarantee & Trust Company, C/F Nelaura O. Lewis, IRA Rollover, 78 Cedar Cliff Road, Riverside, CT 06878, owned 6% of such Portfolio's total outstanding Class B shares.


First United Methodist Church of Chicago - Endowment Fund, 77 West Washington, Chicago, IL 60602, owned 6% of such Portfolio's total outstanding Class B shares.

George N. and Susan P. Fugelsang, 17 Calhoun Drive, Greenwich, CT 06831, owned 6% of such Portfolio's total outstanding Class B shares.

Laverne M. Brownsey Trust, 135 S. LaSalle St., Chicago, IL 60603 owned 5% of such Portfolio's total outstanding Class B shares.

                     NET ASSET VALUE FOR MONEY MARKET PORTFOLIOS

     The Money Market Portfolio and the Municipal Money Market Portfolio seek to maintain a stable net asset value per share of $1.00. These Portfolios use the amortized cost method of valuing their securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of each Portfolio's per share net asset value at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Portfolios must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the Commission.

     The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

     In the event of a deviation of over 1/2 of 1% between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

     There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market and Municipal Money Market Portfolios values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of each Portfolio will ordinarily remain at $1.00, but each Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.

                               PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

     Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

     From time to time each Portfolio, except the Money Market and Municipal Money Market Portfolios, may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

     The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year and five year periods ended December 31, 1996 and for the period from inception through December 31, 1996 are as follows:



                             Inception   One    Average Annual   Average Annual
Name of Portfolio              Date      Year     Five Year     Since Inception
-----------------            ---------  ------  --------------  ---------------

Active Country Allocation
Class A . . . . . . . . . .    1/17/92    9.71%        N/A            8.71%
Class B . . . . . . . . . .    1/02/96    9.22%        N/A             N/A

Aggressive Equity
Class A . . . . . . . . . .    3/08/95   40.90%        N/A           45.98%
Class B . . . . . . . . . .    1/02/96   39.72%        N/A             N/A

Asian Equity
Class A . . . . . . . . . .    7/01/91    3.49%      19.35%          18.28%
Class B . . . . . . . . . .    1/02/96    2.92%        N/A             N/A

Balanced
Class A . . . . . . . . . .    2/20/90   10.93%      10.15%          10.39%
Class B . . . . . . . . . .    1/02/96   10.24%        N/A             N/A

Emerging Growth
Class A . . . . . . . . . .   11/01/89    3.72%       4.10%          11.96%
Class B . . . . . . . . . .    1/02/96    3.58%        N/A             N/A

Emerging Markets
Class A . . . . . . . . . .    9/25/92   12.19%        N/A           12.93%
Class B . . . . . . . . . .    1/02/96   11.04%        N/A             N/A

Emerging Markets Debt
Class A . . . . . . . . . .    2/01/94   50.52%        N/A           18.94%
Class B . . . . . . . . . .    1/02/96   48.52%        N/A             N/A

Equity Growth
Class A . . . . . . . . . .    4/02/91   30.97%       16.99%         17.06%
Class B . . . . . . . . . .    1/02/96   29.92%         N/A            N/A

European Equity
Class A . . . . . . . . . .    4/02/93   22.29%         N/A          19.62%
Class B . . . . . . . . . .    1/02/96   20.76%         N/A            N/A

Fixed Income
Class A . . . . . . . . . .    5/15/91    4.61%        7.00%          8.35%
Class B . . . . . . . . . .    1/02/96    4.35%         N/A            N/A

Global Equity
Class A . . . . . . . . . .    7/15/92   22.83%         N/A          19.22%
Class B . . . . . . . . . .    1/02/96   22.04%         N/A            N/A

Global Fixed Income
Class A . . . . . . . . . .    5/01/91    6.44%        7.17%          8.50%
Class B . . . . . . . . . .    1/02/96    6.12%         N/A            N/A

                             Inception   One    Average Annual   Average Annual
Name of Portfolio              Date      Year     Five Year     Since Inception
-----------------            ---------  ------  --------------  ---------------

Gold
Class A . . . . . . . . . .    2/01/94   16.94%        N/A            6.80%
Class B . . . . . . . . . .    1/02/96   13.21%        N/A             N/A

High Yield
Class A . . . . . . . . . .    9/28/92   15.01%        N/A           12.91%
Class B . . . . . . . . . .    1/02/96   14.37%        N/A             N/A

International Equity
Class A . . . . . . . . . .    8/04/89   19.64%      16.41%          11.96%
Class B . . . . . . . . . .    1/02/96   18.58%        N/A             N/A

International Magnum
Class A . . . . . . . . . .    3/15/96    8.25%*       N/A             N/A
Class B . . . . . . . . . .    3/15/96    7.90%*       N/A             N/A

International Small Cap
Class A . . . . . . . . . .   12/15/92   16.82%        N/A           16.42%

Japanese Equity
Class A . . . . . . . . . .    4/25/94   -1.40%        N/A           -2.51%
Class B . . . . . . . . . .    1/02/96   -1.67%        N/A             N/A

Latin American
Class A . . . . . . . . . .    1/18/95   48.77%        N/A           16.98%
Class B . . . . . . . . . .    1/02/96   42.44%        N/A             N/A

Municipal Bond
Class A . . . . . . . . . .    1/18/95    3.67%        N/A            6.36%
Class B . . . . . . . . . .    1/02/96    3.55%        N/A             N/A

Small Cap Value Equity
Class A . . . . . . . . . .   12/17/92   22.99%        N/A           14.32%
Class B . . . . . . . . . .    1/02/96   22.33%        N/A             N/A

U.S. Real Estate
Class A . . . . . . . . . .    2/24/95   39.56%        N/A           32.73%
Class B . . . . . . . . . .    1/02/96   38.23%        N/A             N/A

Value Equity
Class A . . . . . . . . . .    1/31/90   19.73%      14.92%          12.95%
Class B . . . . . . . . . .    1/02/96   18.57%        N/A             N/A

* Cumulative (unannualized) total return since inception of the Portfolio.





These figures were calculated according to the following formula:


             P(1 + T)to the nth power = ERV

where:

P      =      a hypothetical initial payment of $1,000

T      =      average annual total return

n      =      number of years

ERV    =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

     From time to time certain of the Fund's Portfolios may advertise yield.

     Current yield reflects the income per share earned by a Portfolio's investments.

     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 1996 were as follows:


         PORTFOLIO NAME                       CLASS A SHARES     CLASS B SHARES
         --------------                       --------------     --------------

         Emerging Markets Debt . . . . . . .      10.46%             10.16%

         Fixed Income. . . . . . . . . . . .       6.39%              6.27%

         Global Fixed Income . . . . . . . .       4.91%              4.76%

         High Yield. . . . . . . . . . . . .       9.31%              9.05%

         Municipal Bond. . . . . . . . . . .       4.35%              4.11%



     These figures were obtained using the following formula:

                   Yield = 2[( a -  b + 1 )to the 6th power  - 1]
                               ------
                                 cd

     where:

     a      =    dividends and interest earned during the period
     b      =    expenses accrued for the period (net of reimbursements)
     c      =    the average daily number of shares outstanding during the
                 period that were entitled to receive income distributions
     d      =    the maximum offering price per share on the last day of the period.

CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS

     The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1996 were 4.99% and 3.38%, respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1996 were 5.11% and 3.43%, respectively.


     The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

TAXABLE EQUIVALENT YIELD FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIO

     It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

                Tax Free Yield
              --------------------
              1 - Your Tax Bracket    =    Your Taxable Equivalent Yield

     For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.

     The table below indicates the advantages of investments in Municipal
Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1996 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Bond Portfolio or Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

TAXABLE EQUIVALENT YIELD TABLE


        Sample Level of                                                             Taxable Equivalent Rates
        Taxable Income                                                            Based on Tax-Exempt Yield of:
        --------------                                                            -----------------------------
                                   Federal
                                   Income
Joint            Single            Tax
Return           Return            Bracket  3%       4%        5%        6%        7%        8%        9%        10%        11%
------           ------            -------  --       --        --        --        --        --        --        ---        ---

$0-39,000        $0-23,350         15.0%    3.5%     4.7%      5.9%      7.1%       8.2%      9.4%     10.6%     11.8%      12.9%
39,000-94,250    23,350-56,550     28.0     4.2      5.6       6.9       8.3        9.7      11.1      12.5      13.9       15.3
94,250-143,600   56,550-117,950    31.0     4.3      5.8       7.2       8.7       10.1      11.6      13.0      14.5       15.9
143,600-256,500  117,950-256,500   36.0     4.7      6.3       7.8       9.4       10.9      12.5      14.1      15.6       17.2
over 256,500     over 256,500      39.6     5.0      6.6       8.3       9.9       11.6      13.2      14.9      16.6       18.2

-------


* Net amount subject to 1996 Federal Income Tax after deductions and exemptions, not indexed for 1996 income tax rates.

The taxable equivalent yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1996 assuming a Federal income tax rate of 39.6% (maximum rate), were 5.60% and 6.44%, respectively. The taxable equivalent effective yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1996, assuming the same tax rate, were 5.68% and 6.57%, respectively.

COMPARISONS

     To help investors better evaluate how an investment in a Portfolio of Morgan Stanley Institutional Fund, Inc. might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

         (a) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

         (b) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

         (c) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg L.P.

         (d) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


         (e) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

         (f) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

         (g) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

The following indices and averages may also be used:

         (a) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

         (b) Consumer Price Index (or cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

         (c) Donoghue's Money Fund Average -- an average of all major money market fund yields, published weekly for 7 and 30-day yields.

         (d) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

         (e) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and the U.S. Dollar local markets instruments. A more comprehensive benchmark than the EMBI, the EMBI+ covers 49 instruments from 14 countries. At $96 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

         (f) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

         (g) First Boston Upper/Middle Tier High Yield Index -- an unmanaged index of bonds rated B to BBB.

         (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

         (i) IFC Global Total Return Composite Index -- an unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).


         (j) Indata Balanced-Median Index -- an unmanaged index and includes an asset allocation of 2.5% cash, 38.2% bonds and 59.3% equity based on $52.6 billion in assets among 579 portfolios for the year ended December 31, 1996 (assumes dividends reinvested).

         (k) Indata Equity-Median Stock Index -- an unmanaged index which includes an average asset allocation of 7.4% cash and 92.6% equity based on $464.9 billion in assets among 1,277 portfolios for the year ended December 31, 1996.


         (l) J.P. Morgan Emerging Markets Bond Index -- a market-weighted index composed of all Brady bonds outstanding and includes Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland and Venezuela.

         (m) J.P. Morgan Emerging Markets Bond Index Plus -- expanding on the J.P. Morgan Emerging Markets Bond Index, which only trades Brady Bonds, this index reflects total returns for external debt instruments which have been traded in emerging markets. Brady Bonds are included amoung such instruments, as well as Eurobonds, loans and U.S. dollar denominated local market instruments. Countries included in the index are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Phillipines, Poland, Russia, South Africa and Venezuela.


         (n) J.P. Morgan Traded Global Bond Index -- an unmanaged index of securities and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and the United States.


         (o) Lehman Brothers Aggregate Bond Index -- an unmanaged index made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index.


         (p) Lehman Brothers LONG-TERM Treasury Bond -- composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

         (q) The Lehman 7 Year Municipal Bond Index -- an unmanaged index which consists of investment grade bonds with maturities between 6-8 years rated BAA or better. All bonds have been taken from deals done within the last 5 years, with assets of $50 million or larger.

         (r) Lipper Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

         (s) Morgan Stanley Capital International Combined Far East Free ex-Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.

         (t) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

         (u) Morgan Stanley Capital International Emerging Markets Global Latin America Index -- an unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).


         (v) Morgan Stanley Capital International Europe Index -- an unmanaged index of common stocks and includes 14 countries throughout Europe.

         (w) Morgan Stanley Capital International Japan Index -- an unmanaged index of common stocks.

         (x) Morgan Stanley Capital International Latin America Index -- a broad-based market capitalization-weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (assumes dividends reinvested).

         (y) Morgan Stanley Capital International World Index -- an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

         (z)  NASDAQ Composite Index -- an unmanaged index of common stocks.

         (aa) NASDAQ Industrial Index -- a capitalization-weighted index composed of more than 3,000 domestic stocks taken from the following industry sectors: agriculture, mining, construction, manufacturing, electronic components, services and public administration enterprises. It is a value-weighted index calculated on price change only and does not include income.

         (bb) National Association of Real Estate Investment Trusts ("NAREIT") Index -- an unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System including dividends.

         (cc) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

         (dd) Philadelphia Gold and Silver Index -- an unmanaged index comprised of seven leading companies involved in the mining of gold and silver.

         (ee) Russell 2000 Growth Index -- comprised of those Russell 2000 Securities with an above-average growth orientation. Here, securities tend to exhibit higher price-to-book and price-earnings ratios, lower divided yeilds and higher forecasted growth than the Value universe.

         (ff) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

         (gg) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

         (hh) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It a is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.


         (ii) Salomon Brothers Broad Investment Grade Bond -- a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

         (jj) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

         (kk) Standard & Poor's Small Cap 600 Index -- a capitalization-weighted index of 600 domestic stocks having market capitalizations which reside within the 50th and the 83rd percentiles of the market capitalization of the entire stock market, chosen for certain liquidity characteristics and for industry representation.


         (ll) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its futures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                                 GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation, as amended and restated, permit the Directors to issue 36 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of thirty Portfolios (the China
Growth, Mortgage-Backed Securities and MicroCap Portfolios are not currently offering shares).

     The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

     Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

     As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically received in additional shares of such class of that Portfolio of the Fund at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS

     Chase is the Fund's custodian for domestic and certain foreign assets. Chase is not affiliated with Morgan Stanley & Co. Incorporated.
 Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the Commission under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.


ADVISER'S USE OF COMPANIES COMPRISING THE S&P 500 INDEX

The Adviser uses the 500 companies included in the S&P 500 Index as the universe of potential investments for the U.S. Equity Plus Portfolio. The
U.S. Equity Plus Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the U.S. Equity Plus Portfolio regarding the advisability of investing in the U.S. Equity Plus Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500
Index which is determined, composed and calculated by S&P without regard to the Adviser or the U.S. Equity Plus Portfolio. S&P has no obligation to take the needs of the Adviser or the investors in the U.S. Equity Plus Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for, does not participate in and has no obligation or liability in connection with the management of the U.S. Equity Plus Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE PERFORMANCE OF THE ADVISER OR THE U.S. EQUITY PLUS PORTFOLIO, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLCUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) ARISING OUT OF ANY USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                            DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION
OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM S&P's DESCRIPTION OF BOND RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.
AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.
A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows:
MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 - favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

                              FINANCIAL STATEMENTS

The Fund's financial statements for the fiscal year ended December 31, 1996, including notes thereto and the report of Price Waterhouse LLP are herein incorporated by reference from the Fund's Annual report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                     PART C

                     Morgan Stanley Institutional Fund, Inc.
                                Other Information


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS
          --------------------

          1.   INCLUDED IN PART A (PROSPECTUSES)


               The Registrant's audited financial highlights for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond, Technology and International Magnum Portfolios, respectively, for the fiscal year ended December 31, 1996, are included in the prospectuses of the foregoing portfolios which were filed with the SEC as set forth in Part A and are incorporated herein by reference. The Fund's Mortgage-Backed Securities, China Growth, U.S. Equity Plus and MicroCap Portfolios were not operational as of December 31, 1996. Accordingly, no audited financial highlights are included in the respective prospectus of each of the foregoing portfolios.


          2. INCORPORTED BY REFERENCE INTO PART B (STATEMENT OF ADDITIONAL INFORMATION)


               The Registrant's audited financial statements for the Money Market, Municipal Money Market, Aggressive Equity, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, U.S. Real Estate, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
               European Equity, Asian Equity, Emerging Markets, Gold,
               Japanese Equity, Latin American, Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Municipal Bond and International Magnum Portfolios, respectively, for the fiscal year ended December 31, 1996, including Price Waterhouse LLP's report thereon, are incorporated by reference to the Statement of Additional Information from Form N-30D, the
               Annual Report to Shareholders, as filed with the Securities and Exchcange Commission on March 11, 1997 with Accession Number 0000912057-97-008473.


               Included in such financial statements are the following:


                1. Statement of Net Assets
                2. Statement of Operations
                3. Statement of Changes in Net Assets
                4. Statement of Cash Flows (Emerging Markets Debt
                   Portfolio Only)
                5. Financial Highlights
                6. Notes to Financial Statements
                7. Report of Independent Accountants


               The Fund's Mortgage-Backed Securities, China Growth, U.S. Equity Plus and MicroCap Portfolios were not operational as of December 31, 1996. Accordingly, no audited financial statements are included in the Statement of Additional Information.

     (B)  EXHIBITS
          --------

     1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on October 13, 1995.


          (b) Articles Supplementary to Registrant's Articles of Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


          (c) Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


          (d) Form of Articles Supplementary to Registrant's Articles of Amendment and Restatement (adding new U.S. Equity Plus Portfolio), is filed herewith.


     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     3    Not Applicable.

     4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Value Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (d) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (e) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (f) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (g) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (h) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities, Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (i) Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (j) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (k) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (l)  Withdrawn.

          (m) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (n) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (o) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

          (p)  Supplement to Investment Advisory Agreement between
               Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.


          (q) Form of Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the U.S. Equity Plus Portfolio), is filed herewith.


     6    (a)  Distribution Agreement between Registrant and Morgan Stanley &
               Co. Incorporated is incorporated by reference to Post-Effective
               Amendment No. 25 to the Registrant's Registration Statement on
               Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the
               SEC via EDGAR on August 1, 1995.

          (b) Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

     8    (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
               between Registrant and United States Trust Company of New York dated March 10, 1994 is incorporated by reference to Post-
               Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Registrant's Custody Agreement (International), dated July 31, 1989, as amended is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Amendment dated April 22, 1996 to Registrant's Custody Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624) as filed with the SEC via EDGAR on May 24, 1996.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-23166 and 811-5624), as filed with the SEC via EDGAR on August
               1, 1995.

          (b) U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

     10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     11   Consent of Independent Accountants is filed herewith.

     13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     15   Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares
          (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum, Technology and Equity Plus Portfolios.


     16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

     24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     27 Financial data schedules for the fiscal year ended December 31, 1996 for Registrant's portfolios in operation during such period (See
          Item 24(a)), are filed herewith.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES ON MARCH 31, 1997


     Active Country Allocation Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        68
          Class B. . . . . . . . . . . . . . . . . . .        23

     Aggressive Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        424
          Class B. . . . . . . . . . . . . . . . . . .        79

     Asian Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        1164
          Class B. . . . . . . . . . . . . . . . . . .        84

     Balanced Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        60
          Class B. . . . . . . . . . . . . . . . . . .        14

     Emerging Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        190
          Class B. . . . . . . . . . . . . . . . . . .        32

     Emerging Markets Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        1538
          Class B. . . . . . . . . . . . . . . . . . .        119

     Equity Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        741
          Class B. . . . . . . . . . . . . . . . . . .        57

     Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        194
          Class B. . . . . . . . . . . . . . . . . . .        28

     Global Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        98
          Class B. . . . . . . . . . . . . . . . . . .        24

     Global Fixed Income Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        235
          Class B. . . . . . . . . . . . . . . . . . .        12

     High Yield Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        638
          Class B. . . . . . . . . . . . . . . . . . .        54

     International Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        426
          Class B. . . . . . . . . . . . . . . . . . .        50

     International Small Cap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        148

     Latin American Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        778
          Class B. . . . . . . . . . . . . . . . . . .        31

     Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        624

     Municipal Money Market Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        307

     Small Cap Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        495
          Class B. . . . . . . . . . . . . . . . . . .        19

     U.S. Real Estate Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        816
          Class B. . . . . . . . . . . . . . . . . . .        60

     Value Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        553
          Class B. . . . . . . . . . . . . . . . . . .        23

     European Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        795
          Class B. . . . . . . . . . . . . . . . . . .        35

     Municipal Bond Portfolio
          Class A. . . . . . . . . . . . . . . . . . .        92
          Class B. . . . . . . . . . . . . . . . . . .        2

     Mortgage-Backed Securities Portfolio

          Class A. . . . . . . . . . . . . . . . . . .      0
          Class B. . . . . . . . . . . . . . . . . . .      0

     Japanese Equity Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      792
          Class B. . . . . . . . . . . . . . . . . . .      33


     Emerging Markets Debt Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      578
          Class B. . . . . . . . . . . . . . . . . . .      29


     Gold Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      610
          Class B. . . . . . . . . . . . . . . . . . .      25

     China Growth Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      0
          Class B. . . . . . . . . . . . . . . . . . .      0

     MicroCap Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      0
          Class B. . . . . . . . . . . . . . . . . . .      0

     International Magnum Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      52
          Class B. . . . . . . . . . . . . . . . . . .      26


     Technology Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      36
          Class B. . . . . . . . . . . . . . . . . . .      19


     U.S. Equity Plus Portfolio
          Class A. . . . . . . . . . . . . . . . . . .      0
          Class B. . . . . . . . . . . . . . . . . . .      0


ITEM 27.  INDEMNIFICATION

          Reference is made to Article TEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER

          Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement Information required by this item with respect to each Officer or Director of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such Officers and Directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by the Advisors Act (SEC File No. 801-15757).

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM").


DIRECTORS

James M. Allwin                   Director
Barton M. Biggs                   Director
Gordon S. Gray                    Director
Peter A. Nadosy                   Director
Dennis G. Sherva                  Director


OFFICERS

Barton M. Biggs                   Chairman
                                  Managing Director
Peter A. Nadosy                   Vice Chairman
                                  Managing Director
James M. Allwin                   President
                                  Managing Director
John R. Alkire                    Managing Director (MSAM) - Toyko
P. Dominic Caldecott              Managing Director (MSAM) - UK
A. Macdonald Caputo               Managing Director
Ean Wah Chin                      Managing Director (MSAM) -
                                   Singapore
Garry B. Crowder                  Managing Director
Madhav Dhar                       Managing Director
Kurt A. Feuerman                  Managing Director
Paul B. Ghaffari                  Managing Director
Gordon S. Gray                    Managing Director
Marianne Laing Hay                Managing Director (MSAM) - UK
Gary D. Latainer                  Managing Director
Mahmoud A. Mamdani                Managing Director
Robert L. Meyer                   Managing Director
Russell C. Platt                  Managing Director
Robert A. Sargent                 Managing Director (MSAM) - UK
Bidyut C. Sen                     Managing Director
Vinod R. Sethi                    Managing Director
Dennis G. Sherva                  Managing Director
James L. Tanner                   Managing Director (MSAM) - UK
Richard G. Woolworth, Jr.         Managing Director
Debra M. Aaron                    Principal
Warren Ackerman III               Principal
Robert E. Angevine                Principal
Suzanne S. Akers                  Principal
Gerald P. Barth-Wehrenalp         Principal
Theodore R. Bigman                Principal
Francine J. Bovich                Principal
Stuart J. M. Breslow              Principal
Andrew C. Brown                   Principal (MSAM) - UK
Jeffrey P. Brown                  Principal
Frances Campion                   Principal (MSAM) - UK
Terence P. Carmichael             Principal
Arthur Certosimo                  Principal

Stephen C. Cordy                  Principal
Jacqueline A. Day                 Principal (MSAM) - UK
Raye L. Dube                      Principal
Abigail Jones Feder               Principal
Eugene Flood, Jr.                 Principal
Thomas C. Frame                   Principal
James Wayne Grisham               Principal
Perry E. Hall II                  Principal
Ruth A. Hughes-Guden              Principal
Margaret Kinsley Johnson          Principal
Michael F. Klein                  Principal
Michael B. Kushma                 Principal
Khoon-Min Lim                     Principal
Marianne J. Lippmann              Principal
Yvonne Longley                    Principal (MSAM) - UK
Andrew Mack                       Principal (MSAM) - UK
Gary J. Mangino                   Principal
Jeffrey Margolis                  Principal
M. Paul Martin                    Principal
Walter Maynard, Jr.               Principal
Margaret P. Naylor                Principal (MSAM) - UK
Yoshiro Okawa                     Principal (MSAM) - Tokyo
Warren Olsen                      Principal
Christopher G. Petrow             Principal
Narayan Ramachandran              Principal
Gail Hunt Reeke                   Principal
Christine I. Reilly               Principal
Stefano Russo                     Principal (MSAM) - Milan
Bruce R. Sandberg                 Principal
Kiat Seng Seah                    Principal (MSAM) - Singapore
Stephen C. Sexauer                Principal
Robert M. Smith                   Principal
Kunihiko Sugio                    Principal (MSAM) - Tokyo
Ann D. Thivierge                  Principal
Philip W. Winters                 Principal
Alford E. Zick, Jr.               Principal
Maryann Savadelis Agre            Vice President
Peter Aliprantis                  Vice President
Jeffrey Alvino                    Vice President
Alistair Anderson                 Vice President
William S. Auslander              Vice President
Kimberly L. Austin                Vice President
Marshall T. Bassett               Vice President
Christopher Blair                 Vice President
Richard Boon                      Vice President
Geraldine Boyle                   Vice President
Paul Boyne                        Vice President
L. Kenneth Brooks                 Vice President
Jonathan Paul Buckeridge          Vice President (MSAM) - Melbourne
Carl Kuo-Wei Chien                Vice President (MSAM) - Hong Kong
Lori A. Cohane                    Vice President
James Colmenares                  Vice President
Kate Cornish-Bowden               Vice President (MSAM) - UK
Nikhil Dhaon                      Vice President
Christine H. du Bois              Vice President
Richard S. Farden                 Vice President
Daniel E. Fox                     Vice President
Karen T. Frost                    Vice President (MSAM) - UK
Lisa Gallo                        Vice President
Josephine M. Glass                Vice President
Charles A. Golden                 Vice President
Dimitri Goulandris                Vice President
James A. Grasselino               Vice President

Kenneth John Greig                Vice President (MSAM) - UK
Maureen A. Grover                 Vice President
Michael Hewett                    Vice President
Kenneth R. Holley                 Vice President
Holly D. Hopps                    Vice President
Etsuko Fuseya Jennings            Vice President
Donald B. Johnston                Vice President
Jaideep Khanna                    Vice President
Peter L. Kirby                    Vice President
George Koshy                      Vice President
Paul Koske                        Vice President
Daniel R. Lascano                 Vice President
Arthur J. Lev                     Vice President
Valerie Y. Lewis                  Vice President
Jane Likins                       Vice President (MSAM) - UK
William David Lock                Vice President (MSAM) - UK
Gordon W. Loery                   Vice President
Paula J. Morgan                   Vice President (MSAM) - UK
Nancy Morton                      Vice President
Clare K. Mutone                   Vice President
Terumi Nagata                     Vice President (MSAM) - Tokyo
Bradley Okita                     Vice President
Martin O. Pearce                  Vice President (MSAM) - UK
Alexander A. Pena                 Vice President
Anthony J. Pesce                  Vice President
David J. Polansky                 Vice President
Karen Post                        Vice President
Akash Prakash                     Vice President (MSAM) - Muabai
Gregg A. Robinson                 Vice President
Gerald D. Rubin                   Vice President
Donald P. Ryan                    Vice President
Neil Siegel                       Vice President
Ashutosh Sinha                    Vice President
Andy B. Skov                      Vice President
Michael James Smith               Vice President (MSAM) - UK
Kim I. Spellman                   Vice President
Joseph P. Stadler                 Vice President
Christian K. Stadlinger           Vice President
Catherine Steinhardt              Vice President
Ram K. Sundaram                   Vice President
Keiko Tamaki-Kuroda               Vice President
Shunso Tatsumi                    Vice President
Louise Teeple                     Vice President
Joseph Y.S. Tern                  Vice President (MSAM) Singapore
Landon Thomas                     Vice President
Richard Boon Hwee Toh             Vice President (MSAM) Singapore
K.N. Vaidyanathan                 Vice President (MSAM) Muabai
Dennis J. Walsh                   Vice President
Jacob Walthour                    Vice President
Kevin V. Wasp                     Vice President
Patricia Woo                      Vice President
Harold J. Schaaff, Jr.            Principal
                                  General Counsel and Secretary
Eileen K. Murray                  Treasurer
Madeline D. Barkhorn              Assistant Secretary
Charlene R. Herzer                Assistant Secretary


          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; certain portfolios of The Enterprise Group of Funds, Inc.; Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; all funds of The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; certain portfolios of Morgan Stanley Universal Funds, Inc.; The Pakistan Investment

Fund, Inc.; PCS Cash Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of the SunAmerica Series Trust and certain portfolios of the Fortis Series Fund.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------


          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc. The information required by this
Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798,
Boston, Massachusetts 02208-2798; MSAM; MS&Co.; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES
          -------------------

          The Registrant has entered into a Service Agreement with The Chase Manhattan Bank, successor in interest to United States Trust Company of
New York, which was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 25 to the Fund's Registration Statement and is incorporated herein by reference.

ITEM 32.  UNDERTAKINGS
          ------------


          1. Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the China Growth, U.S. Equity Plus, Mortgage-Backed Securities and MicroCap Portfolios within four to six months of their effective date or the commencement of operations, whichever is later.


          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

                                      SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on May 7, 1997.


                              MORGAN STANLEY INSTITUTIONAL FUND, INC.


                              By:  /s/ Warren J. Olsen
                                   ----------------------------
                                   Warren J. Olsen
                                   President and Director


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                    DATE


/s/ Warren J. Olsen                Director, President      May 7, 1997
-------------------------------    (Principal Executive
Warren J. Olsen                    Officer)


* /s/ Barton M. Biggs              Director (Chairman)      May 7, 1997
-------------------------------
  Barton M. Biggs


* /s/ Fergus Reid                  Director                 May 7, 1997
-------------------------------
  Fergus Reid


* /s/ Frederick D. Robertshaw      Director                 May 7, 1997
-------------------------------
  Frederick O. Robertshaw


* /s/ Andrew McNally IV            Director                 May 7, 1997
-------------------------------
  Andrew McNally IV


* /s/ John D. Barrett II           Director                 May 7, 1997
-------------------------------
  John D. Barrett II


* /s/ Gerard E. Jones              Director                 May 7, 1997
-------------------------------
  Gerard E. Jones


* /s/ Samuel T. Reeves             Director                 May 7, 1997
-------------------------------
  Samuel T. Reeves


* /s/ James R. Rooney              Treasurer                May 7, 1997
-------------------------------    (Principal
  James R. Rooney                  Accounting
                                   Officer)


*By: /s/ Warren J. Olsen
   ----------------------------
     Warren J. Olsen
     Attorney-In-Fact

                                  EXHIBIT INDEX
                                  -------------

  EDGAR
  Exhibit
  Number                      Description

           1(a) Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on October 13, 1995.


            (b)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (reclassifying shares) is incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


            (c)     Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding new Technology Portfolio) is incorporated by reference to Post-Effective Amendment
                    No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.


Ex-99.B     (d)     Form of Articles Supplementary to Registrant's Articles of
                    Amendment and Restatement (adding new U.S. Equity Plus
                    Portfolio), is filed herewith.


           2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

           4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

           5   (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (b)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc.  (adding
                    Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (c)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and
                    Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (d)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (e)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form

                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (f)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap
                    Portfolios) is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (g)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (h)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities,
                    Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (i)  Sub-Advisory Agreement among Registrant, Morgan Stanley
                    Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (j)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (k)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (l)  Withdrawn.

           5   (m)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

           5   (n)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           5   (o)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the International Magnum Portfolio) is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement of Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on November 3, 1995.

           5   (p)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Technology Portfolio), is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on February 28, 1997.


EX-99.B    5   (q)  Form of Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    U.S. Equity Plus Portfolio), is filed herewith.


           6   (a)  Distribution Agreement between Registrant and Morgan Stanley
                    & Co. Incorporated is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           6   (b)  Supplement to Distribution Agreement between Registrant and
                    Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on April 29, 1996.

           8   (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
                    between Registrant and United States Trust Company of New
                    York dated March 10, 1994 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (b)  Registrant's Custody Agreement (International), dated July
                    31, 1989, as amended is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

           8   (c)  Amendment dated April 22, 1996 to Registrant's Custody
                    Agreement (International), dated July 31, 1989, is incorporated by reference to Post-Effective Amendment No.
                    30 to the Registrant's Registration Statement on Form
                    N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on May 24, 1996.

           9   (a)  Administration Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. (the "MSAM Administration
                    Agreement") is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          9    (b)  U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed
                    with the SEC via EDGAR on August 1, 1995.

          10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   11        Consent of Independent Accountants is filed herewith.

          13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          15        Plan of Distribution Pursuant to Rule 12b-1 for
                    Class B Shares (the "Class B Plan") of the Active Country Allocation Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997. The following Class B Plans have been omitted because they are substantially identical to the one incorporated by reference herein. The omitted Class B Plans differ from the Class B Plan incorporated by reference herein only with respect to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian
                    Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, U.S. Real Estate, International Magnum and Technology Portfolios.

          16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          19 Registrant's Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on February 28, 1997.

          24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


EX-99.B  27         Financial data schedules for the fiscal year ended
                    December 31, 1996 for Registrant's portfolios in operation during such period (See Item 24(a)), are filed herewith.